Glossary
The following abbreviations are used in the Portfolios’ descriptions:
EUR—Euro

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
Aces—Alternative Credit Enhancements Securities
ADR—American Depositary Receipt
BABs—Build America Bonds
CLO—Collateralized Loan Obligation
CVA—Certificate Van Aandelen (Bearer)
EAFE—Europe, Australasia, Far East
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GO—General Obligation
IO—Interest Only (Principal amount represents notional)
LIBOR—London Interbank Offered Rate
MSCI—Morgan Stanley Capital International
MTN—Medium Term Note
PRFC—Preference Shares
REIT(s)—Real Estate Investment Trust(s)
RSP—Savings Shares
SDR—Sweden Depositary Receipt
SGMX—Sigma X MTF
SLM—Student Loan Mortgage
STACR—Structured Agency Credit Risk
Strips—Separate Trading of Registered Interest and Principal of Securities
TBA—To Be Announced
TIPS—Treasury Inflation-Protected Securities
USAID—United States Agency for International Development
UTS—Unit Trust Security

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 99.0%
Common Stocks 60.6%
Aerospace & Defense 1.9%
AAR Corp.	3,400	$ 125,086
Aerojet Rocketdyne Holdings, Inc.*	1,806	80,855
Airbus SE (France)	1,872	265,627
Arconic, Inc.	119,382	3,082,443
Astronics Corp.*	4,041	162,529
BAE Systems PLC (United Kingdom)	10,227	64,368
Dassault Aviation SA (France)	8	11,528
Elbit Systems Ltd. (Israel)	76	11,335
General Dynamics Corp.	16,210	2,947,302
Leonardo SpA (Italy)	1,303	16,536
Lockheed Martin Corp.	11,137	4,048,745
Meggitt PLC (United Kingdom)	2,491	16,619
Moog, Inc. (Class A Stock)	1,852	173,366
MTU Aero Engines AG (Germany)	166	39,608
Rolls-Royce Holdings PLC (United Kingdom)*	5,504	58,800
Safran SA (France)	1,052	154,278
Singapore Technologies Engineering Ltd. (Singapore)	5,100	15,602
Spirit AeroSystems Holdings, Inc. (Class A Stock)	21,549	1,753,442
Thales SA (France)	342	42,288
United Technologies Corp.	31,717	4,129,553
Vectrus, Inc.*	5,300	214,968
Wesco Aircraft Holdings, Inc.*	10,581	117,449
		17,532,327
Air Freight & Logistics 0.1%
Bollore SA (France)	2,857	12,608
Deutsche Post AG (Germany)	3,190	104,883
Hub Group, Inc. (Class A Stock)*	6,669	279,964
Radiant Logistics, Inc.*	18,419	113,093
SG Holdings Co. Ltd. (Japan)	500	14,180
Yamato Holdings Co. Ltd. (Japan)	1,000	20,368
		545,096
Airlines 0.1%
Allegiant Travel Co.	546	78,351
ANA Holdings, Inc. (Japan)	380	12,597
Delta Air Lines, Inc.	3,540	200,895
Deutsche Lufthansa AG (Germany)	768	13,147
easyJet PLC (United Kingdom)	513	6,207
Japan Airlines Co. Ltd. (Japan)	400	12,781

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Airlines (cont’d.)
Singapore Airlines Ltd. (Singapore)	1,700	$ 11,656
Spirit Airlines, Inc.*	4,333	206,814
		542,448
Auto Components 0.1%
Aisin Seiki Co. Ltd. (Japan)	550	18,968
Bridgestone Corp. (Japan)	1,860	73,363
Cie Generale des Etablissements Michelin SCA (France)	551	69,807
Continental AG (Germany)	355	51,731
Dana, Inc.	17,002	339,020
Denso Corp. (Japan)	1,400	58,996
Faurecia SA (France)	243	11,284
Koito Manufacturing Co. Ltd. (Japan)	300	16,080
NGK Spark Plug Co. Ltd. (Japan)	600	11,293
Nokian Renkaat OYJ (Finland)	397	12,402
Pirelli & C SpA (Italy), 144A	1,291	7,629
Stanley Electric Co. Ltd. (Japan)	500	12,311
Sumitomo Electric Industries Ltd. (Japan)	2,400	31,574
Sumitomo Rubber Industries Ltd. (Japan)	600	6,945
Tower International, Inc.	698	13,611
Toyoda Gosei Co. Ltd. (Japan)	170	3,323
Toyota Industries Corp. (Japan)	450	24,861
Valeo SA (France)	776	25,211
Yokohama Rubber Co. Ltd. (The) (Japan)	300	5,525
		793,934
Automobiles 0.7%
Bayerische Motoren Werke AG (Germany)	1,076	79,619
Daimler AG (Germany)	2,890	160,655
Ferrari NV (Italy)	390	63,238
Fiat Chrysler Automobiles NV (United Kingdom)	3,494	48,652
Ford Motor Co.	309,477	3,165,950
General Motors Co.	58,200	2,242,446
Honda Motor Co. Ltd. (Japan)	5,300	137,238
Isuzu Motors Ltd. (Japan)	1,750	19,948
Mazda Motor Corp. (Japan)	1,860	19,428
Mitsubishi Motors Corp. (Japan)	2,170	10,417
Nissan Motor Co. Ltd. (Japan)	7,500	53,748
Peugeot SA (France)	1,897	46,752
Renault SA (France)	626	39,384
Subaru Corp. (Japan)	2,000	48,695
Suzuki Motor Corp. (Japan)	1,200	56,430
Toyota Motor Corp. (Japan)	7,354	457,416

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Automobiles (cont’d.)
Volkswagen AG (Germany)	105	$ 18,055
Yamaha Motor Co. Ltd. (Japan)	900	16,033
		6,684,104
Banks 3.4%
1st Source Corp.	299	13,874
ABN AMRO Bank NV (Netherlands), 144A, CVA	1,369	29,286
ACNB Corp.	188	7,439
AIB Group PLC (Ireland)	2,655	10,875
Aozora Bank Ltd. (Japan)	360	8,648
Australia & New Zealand Banking Group Ltd. (Australia)	9,226	182,833
Banco Bilbao Vizcaya Argentaria SA (Spain)	21,451	119,826
Banco de Sabadell SA (Spain)	18,479	19,151
Banco Santander SA (Spain)	52,406	242,629
Bancorp, Inc. (The)*	13,990	124,791
Bank Hapoalim BM (Israel)	3,669	27,253
Bank Leumi Le-Israel BM (Israel)	4,813	34,739
Bank of America Corp.	200,770	5,822,330
Bank of East Asia Ltd. (The) (Hong Kong)	4,200	11,749
Bank of Ireland Group PLC (Ireland)	3,132	16,361
Bank of Kyoto Ltd. (The) (Japan)	220	8,515
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	5,638	191,466
Bank of Queensland Ltd. (Australia)	1,297	8,685
Bankia SA (Spain)	3,981	9,401
Bankinter SA (Spain)	2,181	15,033
Barclays PLC (United Kingdom)	55,453	105,660
Bendigo & Adelaide Bank Ltd. (Australia)	1,566	12,739
BNP Paribas SA (France)	3,577	169,936
BOC Hong Kong Holdings Ltd. (China)	12,000	47,194
Brookline Bancorp, Inc.	1,568	24,116
Cadence BanCorp	14,963	311,230
CaixaBank SA (Spain)	11,642	33,338
Chemical Financial Corp.	2,900	119,219
Chiba Bank Ltd. (The) (Japan)	1,800	8,805
Citigroup, Inc.	84,016	5,883,641
Citizens Financial Group, Inc.	38,085	1,346,686
Civista Bancshares, Inc.	1,400	31,430
CNB Financial Corp.	676	19,090
Commerzbank AG (Germany)	3,259	23,466
Commonwealth Bank of Australia (Australia)	5,669	329,554
Community Trust Bancorp, Inc.	300	12,687
Concordia Financial Group Ltd. (Japan)	3,500	13,058
ConnectOne Bancorp, Inc.	5,099	115,543
Credit Agricole SA (France)	3,697	44,307

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Customers Bancorp, Inc.*	2,800	$ 58,800
Danske Bank A/S (Denmark)	2,184	34,524
DBS Group Holdings Ltd. (Singapore)	5,813	111,518
DNB ASA (Norway)	3,097	57,671
Enterprise Financial Services Corp.	2,000	83,200
Erste Group Bank AG (Austria)*	980	36,387
Farmers National Banc Corp.	3,602	53,418
FB Financial Corp.	699	25,583
Financial Institutions, Inc.	6,992	203,817
FinecoBank Banca Fineco SpA (Italy)	1,680	18,744
First Bancorp	700	25,494
First BanCorp. (Puerto Rico)	24,300	268,272
First Internet Bancorp	1,088	23,436
First Midwest Bancorp, Inc.	5,600	114,632
Flushing Financial Corp.	1,000	22,200
Fukuoka Financial Group, Inc. (Japan)	640	11,713
Great Western Bancorp, Inc.	1,500	53,580
Hancock Whitney Corp.	7,372	295,322
Hang Seng Bank Ltd. (Hong Kong)	2,500	62,079
Heartland Financial USA, Inc.	1,800	80,514
HSBC Holdings PLC (United Kingdom)	64,249	536,291
IBERIABANK Corp.	3,855	292,402
Independent Bank Group, Inc.	400	21,984
ING Groep NV (Netherlands)	12,518	145,095
International Bancshares Corp.	1,900	71,649
Intesa Sanpaolo SpA (Italy)	48,137	102,994
Investar Holding Corp.	598	14,262
Israel Discount Bank Ltd. (Israel) (Class A Stock)	3,769	15,393
Japan Post Bank Co. Ltd. (Japan)	1,300	13,203
JPMorgan Chase & Co.	35,364	3,953,695
KBC Group NV (Belgium)	764	50,148
Lloyds Banking Group PLC (United Kingdom)	226,302	162,936
Mebuki Financial Group, Inc. (Japan)	2,904	7,584
Mediobanca Banca di Credito Finanziario SpA (Italy)	1,993	20,528
Mercantile Bank Corp.	602	19,613
Metropolitan Bank Holding Corp.*	1,600	70,400
MidWestOne Financial Group, Inc.	3,403	95,148
Mitsubishi UFJ Financial Group, Inc. (Japan)	39,800	189,365
Mizrahi Tefahot Bank Ltd. (Israel)	452	10,437
Mizuho Financial Group, Inc. (Japan)	78,260	113,496
National Australia Bank Ltd. (Australia)	8,971	168,339
Nordea Bank Abp (Finland)	9,780	71,028
OFG Bancorp (Puerto Rico)	9,327	221,703
Old Second Bancorp, Inc.	4,538	57,950

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Orrstown Financial Services, Inc.	687	$ 15,107
Oversea-Chinese Banking Corp. Ltd. (Singapore)	10,353	87,077
PCB Bancorp, Inc.	800	13,632
Peapack Gladstone Financial Corp.	1,500	42,180
Peoples Bancorp, Inc.	1,200	38,712
QCR Holdings, Inc.	2,693	93,905
Raiffeisen Bank International AG (Austria)	479	11,250
RBB Bancorp	1,000	19,340
Renasant Corp.	1,200	43,128
Republic Bancorp, Inc. (Class A Stock)	500	24,875
Resona Holdings, Inc. (Japan)	6,900	28,778
Royal Bank of Scotland Group PLC (United Kingdom)	15,585	43,542
Sandy Spring Bancorp, Inc.	2,593	90,444
SB One Bancorp	700	15,645
Seven Bank Ltd. (Japan)	1,900	4,981
Shinsei Bank Ltd. (Japan)	520	8,087
Shizuoka Bank Ltd. (The) (Japan)	1,500	11,077
Sierra Bancorp	793	21,506
Simmons First National Corp. (Class A Stock)	12,460	289,820
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	5,232	48,373
Societe Generale SA (France)	2,488	62,870
Southern National Bancorp of Virginia, Inc.	5,900	90,329
Standard Chartered PLC (United Kingdom)	9,029	81,998
Sumitomo Mitsui Financial Group, Inc. (Japan)	4,317	152,665
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	1,068	38,801
Svenska Handelsbanken AB (Sweden) (Class A Stock)	4,955	49,037
Swedbank AB (Sweden) (Class A Stock)	2,907	43,691
Texas Capital Bancshares, Inc.*	4,624	283,775
UniCredit SpA (Italy)	6,455	79,313
United Community Banks, Inc.	400	11,424
United Overseas Bank Ltd. (Singapore)	4,086	78,865
Veritex Holdings, Inc.	6,358	164,990
Wells Fargo & Co.	107,982	5,109,708
Westpac Banking Corp. (Australia)	11,126	221,668
		31,043,723
Beverages 1.5%
Anheuser-Busch InBev SA/NV (Belgium)	2,452	217,179
Asahi Group Holdings Ltd. (Japan)	1,200	54,047
Carlsberg A/S (Denmark) (Class B Stock)	342	45,298
Coca-Cola Amatil Ltd. (Australia)	1,639	11,754
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	400	10,116
Coca-Cola Co. (The)	93,855	4,779,097
Coca-Cola European Partners PLC (United Kingdom)	766	43,279

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Beverages (cont’d.)
Coca-Cola HBC AG (Switzerland)*	649	$ 24,500
Davide Campari-Milano SpA (Italy)	1,889	18,503
Diageo PLC (United Kingdom)	7,791	335,514
Heineken Holding NV (Netherlands)	371	38,886
Heineken NV (Netherlands)	833	92,906
Keurig Dr. Pepper, Inc.	79,625	2,301,163
Kirin Holdings Co. Ltd. (Japan)	2,700	58,219
National Beverage Corp.(a)	5,264	234,932
PepsiCo, Inc.	38,338	5,027,262
Pernod Ricard SA (France)	686	126,467
Remy Cointreau SA (France)	73	10,535
Suntory Beverage & Food Ltd. (Japan)	450	19,572
Treasury Wine Estates Ltd. (Australia)	2,314	24,290
		13,473,519
Biotechnology 1.9%
AbbVie, Inc.	21,645	1,574,024
ACADIA Pharmaceuticals, Inc.*	11,243	300,525
Acorda Therapeutics, Inc.*	9,600	73,632
Aeglea BioTherapeutics, Inc.*	5,335	36,545
Albireo Pharma, Inc.*	1,200	38,688
Alexion Pharmaceuticals, Inc.*	20,382	2,669,634
AMAG Pharmaceuticals, Inc.*	600	5,994
Arena Pharmaceuticals, Inc.*	1,100	64,493
Array BioPharma, Inc.*	6,364	294,844
Audentes Therapeutics, Inc.*	2,000	75,720
BeiGene Ltd. (China), ADR*	71	8,800
Biogen, Inc.*	12,303	2,877,303
Biohaven Pharmaceutical Holding Co. Ltd.*	3,400	148,886
BioSpecifics Technologies Corp.*	1,900	113,449
CareDx, Inc.*	2,119	76,263
Chimerix, Inc.*	2,208	9,539
Concert Pharmaceuticals, Inc.*	11,177	134,124
CSL Ltd. (Australia)	1,462	221,121
CytomX Therapeutics, Inc.*	3,857	43,275
Emergent BioSolutions, Inc.*	4,984	240,777
FibroGen, Inc.*	2,902	131,112
Genmab A/S (Denmark)*	197	36,221
Gilead Sciences, Inc.	57,069	3,855,582
Grifols SA (Spain)	956	28,286
Immunomedics, Inc.*	5,000	69,350
Jounce Therapeutics, Inc.*	14,900	73,755
Myriad Genetics, Inc.*	5,500	152,790
OPKO Health, Inc.*(a)	14,500	35,380

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Biotechnology (cont’d.)
PeptiDream, Inc. (Japan)*	300	$ 15,396
PTC Therapeutics, Inc.*	4,266	191,970
Regeneron Pharmaceuticals, Inc.*	1,900	594,700
Repligen Corp.*	4,326	371,820
Retrophin, Inc.*	6,400	128,576
Vanda Pharmaceuticals, Inc.*	7,477	105,351
Veracyte, Inc.*	11,053	315,121
Vertex Pharmaceuticals, Inc.*	11,700	2,145,546
		17,258,592
Building Products 0.3%
AGC, Inc. (Japan)	640	22,151
Assa Abloy AB (Sweden) (Class B Stock)	3,205	72,449
Builders FirstSource, Inc.*	6,654	112,186
Cie de Saint-Gobain (France)	1,602	62,474
Continental Building Products, Inc.*	5,000	132,850
Cornerstone Building Brands, Inc.*	12,000	69,960
CSW Industrials, Inc.	339	23,103
Daikin Industries Ltd. (Japan)	760	99,632
Geberit AG (Switzerland)	120	56,018
Griffon Corp.	2,500	42,300
Johnson Controls International PLC	49,747	2,055,049
Kingspan Group PLC (Ireland)	496	26,929
LIXIL Group Corp. (Japan)	900	14,228
Masonite International Corp.*	296	15,593
TOTO Ltd. (Japan)	450	17,825
Universal Forest Products, Inc.	8,017	305,127
		3,127,874
Capital Markets 1.6%
3i Group PLC (United Kingdom)	3,144	44,475
Affiliated Managers Group, Inc.	26,942	2,482,436
Ameriprise Financial, Inc.	10,797	1,567,293
Amundi SA (France), 144A	195	13,618
ASX Ltd. (Australia)	619	35,802
BrightSphere Investment Group PLC	13,800	157,458
Credit Suisse Group AG (Switzerland)*	8,341	99,696
Daiwa Securities Group, Inc. (Japan)	4,900	21,499
Deutsche Bank AG (Germany)	6,400	49,214
Deutsche Boerse AG (Germany)	613	86,743
Donnelley Financial Solutions, Inc.*	5,840	77,906
GAMCO Investors, Inc. (Class A Stock)	400	7,668
Goldman Sachs Group, Inc. (The)	18,190	3,721,674

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Capital Markets (cont’d.)
Hargreaves Lansdown PLC (United Kingdom)	934	$ 22,767
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	3,800	134,396
Houlihan Lokey, Inc.	1,800	80,154
INTL. FCStone, Inc.*	500	19,795
Invesco Ltd.	34,447	704,786
Investec PLC (South Africa)	2,200	14,302
Janus Henderson Group PLC (United Kingdom)	3,162	67,667
Japan Exchange Group, Inc. (Japan)	1,600	25,487
Julius Baer Group Ltd. (Switzerland)*	727	32,327
London Stock Exchange Group PLC (United Kingdom)	1,008	70,316
LPL Financial Holdings, Inc.	12,000	978,840
Macquarie Group Ltd. (Australia)	1,042	91,711
Morgan Stanley	79,157	3,467,868
Natixis SA (France)	3,067	12,374
Nomura Holdings, Inc. (Japan)	10,700	37,756
Partners Group Holding AG (Switzerland)	61	47,950
Piper Jaffray Cos.	590	43,819
SBI Holdings, Inc. (Japan)	780	19,388
Schroders PLC (United Kingdom)	397	15,383
Singapore Exchange Ltd. (Singapore)	2,600	15,230
St. James’s Place PLC (United Kingdom)	1,712	23,900
Standard Life Aberdeen PLC (United Kingdom)	8,036	30,086
Stifel Financial Corp.	4,300	253,958
UBS Group AG (Switzerland)*	12,501	148,665
		14,724,407
Chemicals 1.1%
Air Liquide SA (France)	1,381	193,318
Air Products & Chemicals, Inc.	3,500	792,295
Air Water, Inc. (Japan)	500	8,577
Akzo Nobel NV (Netherlands)	732	68,767
Arkema SA (France)	225	20,949
Asahi Kasei Corp. (Japan)	4,000	42,736
BASF SE (Germany)	2,965	215,930
Chr Hansen Holding A/S (Denmark)	337	31,653
Clariant AG (Switzerland)*	646	13,109
Covestro AG (Germany), 144A	561	28,546
Croda International PLC (United Kingdom)	413	26,895
Daicel Corp. (Japan)	800	7,131
Dow, Inc.	25,005	1,232,997
DuPont de Nemours, Inc.	46,315	3,476,867
EMS-Chemie Holding AG (Switzerland)	26	16,883
Evonik Industries AG (Germany)	600	17,516
Givaudan SA (Switzerland)	30	84,783

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Chemicals (cont’d.)
Hawkins, Inc.	602	$ 26,133
Hitachi Chemical Co. Ltd. (Japan)	400	10,890
Huntsman Corp.	4,700	96,068
Incitec Pivot Ltd. (Australia)	5,156	12,308
Innospec, Inc.	1,137	103,740
Israel Chemicals Ltd. (Israel)	2,284	11,973
Johnson Matthey PLC (United Kingdom)	624	26,410
JSR Corp. (Japan)	650	10,290
Kaneka Corp. (Japan)	200	7,540
Kansai Paint Co. Ltd. (Japan)	600	12,604
Koninklijke DSM NV (Netherlands)	583	71,968
Koppers Holdings, Inc.*	5,301	155,637
Kraton Corp.*	4,300	133,601
Kuraray Co. Ltd. (Japan)	1,000	11,972
LANXESS AG (Germany)	279	16,616
LyondellBasell Industries NV (Class A Stock)	27,433	2,362,804
Mitsubishi Chemical Holdings Corp. (Japan)	4,100	28,704
Mitsubishi Gas Chemical Co., Inc. (Japan)	550	7,354
Mitsui Chemicals, Inc. (Japan)	600	14,898
Nippon Paint Holdings Co. Ltd. (Japan)	450	17,550
Nissan Chemical Corp. (Japan)	400	18,093
Nitto Denko Corp. (Japan)	530	26,231
Novozymes A/S (Denmark) (Class B Stock)	715	33,337
OMNOVA Solutions, Inc.*	2,100	13,083
Orica Ltd. (Australia)	1,227	17,451
PolyOne Corp.	8,100	254,259
PQ Group Holdings, Inc.*	3,342	52,971
Rayonier Advanced Materials, Inc.	7,900	51,271
Shin-Etsu Chemical Co. Ltd. (Japan)	1,160	108,343
Showa Denko KK (Japan)	400	11,838
Sika AG (Switzerland)	411	70,297
Solvay SA (Belgium)	238	24,716
Sumitomo Chemical Co. Ltd. (Japan)	4,800	22,338
Symrise AG (Germany)	411	39,617
Taiyo Nippon Sanso Corp. (Japan)	500	10,642
Teijin Ltd. (Japan)	580	9,902
Toray Industries, Inc. (Japan)	4,400	33,516
Tosoh Corp. (Japan)	800	11,284
Trinseo SA	6,963	294,813
Umicore SA (Belgium)	638	20,490
Yara International ASA (Norway)	573	27,797
		10,570,301

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Commercial Services & Supplies 0.1%
ACCO Brands Corp.	2,000	$ 15,740
Brambles Ltd. (Australia)	5,138	46,512
CECO Environmental Corp.*	8,408	80,633
Cimpress NV (Netherlands)*	1,000	90,890
Dai Nippon Printing Co. Ltd. (Japan)	750	16,014
Deluxe Corp.	6,749	274,414
Edenred (France)	766	39,131
G4S PLC (United Kingdom)	4,980	13,168
Herman Miller, Inc.	4,701	210,135
ISS A/S (Denmark)	507	15,300
Knoll, Inc.	4,485	103,065
Park24 Co. Ltd. (Japan)	400	9,336
Quad/Graphics, Inc.	4,800	37,968
Rentokil Initial PLC (United Kingdom)	5,975	30,195
Secom Co. Ltd. (Japan)	620	53,460
Securitas AB (Sweden) (Class B Stock)	1,011	17,728
Societe BIC SA (France)	84	6,408
Sohgo Security Services Co. Ltd. (Japan)	250	11,556
SP Plus Corp.*	1,900	60,667
Steelcase, Inc. (Class A Stock)	4,100	70,110
Toppan Printing Co. Ltd. (Japan)	750	11,418
UniFirst Corp.	1,003	189,136
		1,402,984
Communications Equipment 0.9%
Acacia Communications, Inc.*	5,700	268,812
Cisco Systems, Inc.	137,817	7,542,724
Clearfield, Inc.*	914	12,110
Extreme Networks, Inc.*	20,863	134,984
NetScout Systems, Inc.*	3,399	86,301
Nokia OYJ (Finland)	17,668	87,937
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	9,937	94,402
ViaSat, Inc.*	3,688	298,064
		8,525,334
Construction & Engineering 0.4%
ACS Actividades de Construccion y Servicios SA (Spain)	810	32,346
Bouygues SA (France)	720	26,696
CIMIC Group Ltd. (Australia)	314	9,870
Comfort Systems USA, Inc.	1,813	92,445
Eiffage SA (France)	252	24,903
EMCOR Group, Inc.	4,470	393,807
Ferrovial SA (Spain)	1,559	39,909

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Construction & Engineering (cont’d.)
Fluor Corp.	15,900	$ 535,671
HOCHTIEF AG (Germany)	79	9,631
JGC Corp. (Japan)	700	9,601
Kajima Corp. (Japan)	1,500	20,636
MasTec, Inc.*	1,523	78,480
Obayashi Corp. (Japan)	2,100	20,728
Primoris Services Corp.	1,400	29,302
Quanta Services, Inc.	52,491	2,004,631
Shimizu Corp. (Japan)	1,900	15,801
Skanska AB (Sweden) (Class B Stock)	1,097	19,770
Taisei Corp. (Japan)	630	22,931
Vinci SA (France)	1,638	167,789
		3,554,947
Construction Materials 0.2%
Boral Ltd. (Australia)	3,788	13,617
CRH PLC (Ireland)	2,621	85,721
Fletcher Building Ltd. (New Zealand)	2,786	9,080
HeidelbergCement AG (Germany)	481	38,977
Imerys SA (France)	113	6,005
James Hardie Industries PLC (Ireland)	1,426	18,746
LafargeHolcim Ltd. (Switzerland)*	1,621	79,243
Summit Materials, Inc. (Class A Stock)*	2,561	49,299
Taiheiyo Cement Corp. (Japan)	450	13,639
U.S. Concrete, Inc.*	2,819	140,076
United States Lime & Minerals, Inc.	200	16,000
Vulcan Materials Co.	9,989	1,371,589
		1,841,992
Consumer Finance 0.7%
Acom Co. Ltd. (Japan)	1,300	4,691
AEON Financial Service Co. Ltd. (Japan)	300	4,844
Capital One Financial Corp.	36,008	3,267,366
Credit Saison Co. Ltd. (Japan)	500	5,863
Discover Financial Services	6,818	529,009
Navient Corp.	22,600	308,490
OneMain Holdings, Inc.	48,900	1,653,309
Synchrony Financial	31,219	1,082,363
		6,855,935
Containers & Packaging 0.0%
Greif, Inc. (Class A Stock)	4,200	136,710

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Containers & Packaging (cont’d.)
Smurfit Kappa Group PLC (Ireland)	728	$ 22,051
Toyo Seikan Group Holdings Ltd. (Japan)	400	7,954
		166,715
Distributors 0.3%
Core-Mark Holding Co., Inc.	7,835	311,206
Genuine Parts Co.	18,136	1,878,527
Jardine Cycle & Carriage Ltd. (Singapore)	300	8,037
LKQ Corp.*	27,300	726,453
		2,924,223
Diversified Consumer Services 0.3%
Adtalem Global Education, Inc.*	3,800	171,190
Benesse Holdings, Inc. (Japan)	250	5,821
Career Education Corp.*	4,200	80,094
Carriage Services, Inc.	8,400	159,684
frontdoor, Inc.*	55,071	2,398,342
Laureate Education, Inc. (Class A Stock)*	10,200	160,242
Weight Watchers International, Inc.*	3,638	69,486
		3,044,859
Diversified Financial Services 0.7%
AMP Ltd. (Australia)	9,470	14,084
Berkshire Hathaway, Inc. (Class B Stock)*	24,554	5,234,176
Challenger Ltd. (Australia)	1,773	8,263
Eurazeo SE (France)	130	9,066
EXOR NV (Netherlands)	347	24,315
FGL Holdings	17,031	143,060
Groupe Bruxelles Lambert SA (Belgium)	260	25,516
Industrivarden AB (Sweden) (Class C Stock)	537	11,918
Investor AB (Sweden) (Class B Stock)	1,465	70,418
Jefferies Financial Group, Inc.	55,900	1,074,957
Kinnevik AB (Sweden) (Class B Stock)	777	20,209
L E Lundbergforetagen AB (Sweden) (Class B Stock)	243	9,106
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	1,300	6,911
ORIX Corp. (Japan)	4,240	63,339
Pargesa Holding SA (Switzerland)	148	11,407
Tokyo Century Corp. (Japan)	100	4,228
Wendel SA (France)	90	12,272
		6,743,245

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Diversified Telecommunication Services 1.4%
AT&T, Inc.	119,016	$ 3,988,226
ATN International, Inc.	2,100	121,233
BT Group PLC (United Kingdom)	27,072	67,629
Cellnex Telecom SA (Spain), 144A*	624	23,104
CenturyLink, Inc.	45,200	531,552
Deutsche Telekom AG (Germany)	10,757	186,130
Elisa OYJ (Finland)	456	22,238
HKT Trust & HKT Ltd. (Hong Kong)	12,720	20,190
Iliad SA (France)	86	9,668
Koninklijke KPN NV (Netherlands)	11,541	35,412
Nippon Telegraph & Telephone Corp. (Japan)	2,100	97,907
Orange SA (France)	6,276	98,909
PCCW Ltd. (Hong Kong)	11,400	6,586
Proximus SADP (Belgium)	488	14,391
Singapore Telecommunications Ltd. (Singapore)	26,200	67,760
Spark New Zealand Ltd. (New Zealand)	5,900	15,869
Swisscom AG (Switzerland)	83	41,693
Telecom Italia SpA (Italy)*	29,361	16,029
Telecom Italia SpA (Italy), RSP	19,334	10,033
Telefonica Deutschland Holding AG (Germany)	2,888	8,080
Telefonica SA (Spain)	15,065	123,742
Telenor ASA (Norway)	2,371	50,317
Telia Co. AB (Sweden)	9,072	40,285
Telstra Corp. Ltd. (Australia)	13,427	36,276
TPG Telecom Ltd. (Australia)	979	4,416
United Internet AG (Germany)	398	13,138
Verizon Communications, Inc.	123,600	7,061,268
		12,712,081
Electric Utilities 0.9%
ALLETE, Inc.	906	75,388
AusNet Services (Australia)	5,756	7,572
Chubu Electric Power Co., Inc. (Japan)	2,100	29,485
Chugoku Electric Power Co., Inc. (The) (Japan)	900	11,355
CK Infrastructure Holdings Ltd. (Hong Kong)	2,300	18,757
CLP Holdings Ltd. (Hong Kong)	5,000	55,147
EDP - Energias de Portugal SA (Portugal)	8,212	31,201
Electricite de France SA (France)	1,943	24,479
Endesa SA (Spain)	1,021	26,251
Enel SpA (Italy)	26,155	182,659
Exelon Corp.	69,628	3,337,966
Fortum OYJ (Finland)	1,433	31,675
HK Electric Investments & HK Electric Investments Ltd. (Hong Kong)	8,500	8,713

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electric Utilities (cont’d.)
Iberdrola SA (Spain)	18,842	$ 187,783
Kansai Electric Power Co., Inc. (The) (Japan)	2,300	26,376
Kyushu Electric Power Co., Inc. (Japan)	1,200	11,793
MGE Energy, Inc.	700	51,156
Orsted A/S (Denmark), 144A	601	51,910
PNM Resources, Inc.	1,826	92,962
Portland General Electric Co.	6,833	370,144
Power Assets Holdings Ltd. (Hong Kong)	4,500	32,370
Red Electrica Corp. SA (Spain)	1,395	29,057
Southern Co. (The)	58,133	3,213,592
SSE PLC (United Kingdom)	3,304	47,063
Terna Rete Elettrica Nazionale SpA (Italy)	4,518	28,759
Tohoku Electric Power Co., Inc. (Japan)	1,400	14,152
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	4,900	25,584
Verbund AG (Austria)	219	11,425
		8,034,774
Electrical Equipment 0.2%
ABB Ltd. (Switzerland)	5,940	119,367
Atkore International Group, Inc.*	6,900	178,503
Encore Wire Corp.	1,800	105,444
Fuji Electric Co. Ltd. (Japan)	400	13,852
Hubbell, Inc.	5,294	690,338
Legrand SA (France)	855	62,538
Melrose Industries PLC (United Kingdom)	15,598	35,890
Mitsubishi Electric Corp. (Japan)	5,900	77,928
Nidec Corp. (Japan)	700	96,080
Powell Industries, Inc.	308	11,704
Prysmian SpA (Italy)	772	15,913
Schneider Electric SE (France)	1,766	160,204
Siemens Gamesa Renewable Energy SA (Spain)	766	12,743
Vestas Wind Systems A/S (Denmark)	631	54,549
		1,635,053
Electronic Equipment, Instruments & Components 0.6%
Alps Alpine Co. Ltd. (Japan)	700	11,822
Anixter International, Inc.*	2,889	172,502
AVX Corp.	2,300	38,180
Belden, Inc.	1,483	88,342
CDW Corp.	18,800	2,086,800
Halma PLC (United Kingdom)	1,217	31,272
Hamamatsu Photonics KK (Japan)	450	17,573
Hexagon AB (Sweden) (Class B Stock)	837	46,522

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Hirose Electric Co. Ltd. (Japan)	73	$ 8,161
Hitachi High-Technologies Corp. (Japan)	250	12,890
Hitachi Ltd. (Japan)	3,040	111,592
Ingenico Group SA (France)	194	17,169
Insight Enterprises, Inc.*	1,300	75,660
Itron, Inc.*	4,373	273,619
Keyence Corp. (Japan)	310	191,157
Keysight Technologies, Inc.*	11,762	1,056,345
Kyocera Corp. (Japan)	1,040	68,126
Methode Electronics, Inc.	2,721	77,739
Murata Manufacturing Co. Ltd. (Japan)	1,890	85,266
Nippon Electric Glass Co. Ltd. (Japan)	280	7,109
Omron Corp. (Japan)	600	31,392
PC Connection, Inc.	805	28,159
Sanmina Corp.*	2,000	60,560
ScanSource, Inc.*	4,300	140,008
Shimadzu Corp. (Japan)	700	17,206
SYNNEX Corp.	3,590	353,256
TDK Corp. (Japan)	380	29,483
Tech Data Corp.*	3,017	315,578
Venture Corp. Ltd. (Singapore)	900	10,842
Yaskawa Electric Corp. (Japan)	800	27,342
Yokogawa Electric Corp. (Japan)	700	13,777
		5,505,449
Energy Equipment & Services 0.2%
Archrock, Inc.	23,646	250,648
C&J Energy Services, Inc.*	10,300	121,334
DMC Global, Inc.	870	55,115
John Wood Group PLC (United Kingdom)	2,211	12,718
Matrix Service Co.*	11,352	229,992
Oceaneering International, Inc.*	5,265	107,353
Schlumberger Ltd.	16,084	639,178
Superior Energy Services, Inc.*	8,200	10,660
Tenaris SA (Luxembourg)	1,510	19,797
WorleyParsons Ltd. (Australia)	1,033	10,697
		1,457,492
Entertainment 0.7%
Activision Blizzard, Inc.	18,545	875,324
Konami Holdings Corp. (Japan)	300	14,078
Marcus Corp. (The)	3,300	108,768
Nexon Co. Ltd. (Japan)*	1,600	23,247

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Entertainment (cont’d.)
Nintendo Co. Ltd. (Japan)	365	$ 134,207
Toho Co. Ltd. (Japan)	400	17,030
Ubisoft Entertainment SA (France)*	268	20,950
Viacom, Inc. (Class B Stock)	65,000	1,941,550
Vivendi SA (France)	2,953	81,241
Walt Disney Co. (The)	22,064	3,081,017
		6,297,412
Equity Real Estate Investment Trusts (REITs) 1.6%
American Assets Trust, Inc.	3,300	155,496
American Tower Corp.	20,770	4,246,426
Apartment Investment & Management Co. (Class A Stock)	10,644	533,477
Apple Hospitality REIT, Inc.	105,408	1,671,771
Armada Hoffler Properties, Inc.	5,800	95,990
Ascendas Real Estate Investment Trust (Singapore)	8,100	18,671
Ashford Hospitality Trust, Inc.	8,100	24,057
Braemar Hotels & Resorts, Inc.	1,100	10,890
Brandywine Realty Trust	78,543	1,124,736
British Land Co. PLC (The) (United Kingdom)	2,922	19,991
CapitaLand Commercial Trust (Singapore)	8,364	13,412
CapitaLand Mall Trust (Singapore)	8,300	16,136
Chatham Lodging Trust	800	15,096
Chesapeake Lodging Trust	2,664	75,711
City Office REIT, Inc.	1,797	21,546
CoreCivic, Inc.	32,755	679,994
CorePoint Lodging, Inc.	1,000	12,390
Cousins Properties, Inc.	1,175	42,500
Covivio (France)	148	15,496
Daiwa House REIT Investment Corp. (Japan)	6	14,485
Dexus (Australia)	3,509	32,021
DiamondRock Hospitality Co.	25,236	260,940
Franklin Street Properties Corp.	27,361	201,924
Gecina SA (France)	147	22,012
GEO Group, Inc. (The)	15,303	321,516
Gladstone Commercial Corp.	2,300	48,806
Goodman Group (Australia)	5,198	54,890
GPT Group (The) (Australia)	5,772	24,920
Hersha Hospitality Trust	1,600	26,464
Host Hotels & Resorts, Inc.	73,300	1,335,526
ICADE (France)	96	8,807
Japan Prime Realty Investment Corp. (Japan)	3	13,013
Japan Real Estate Investment Corp. (Japan)	4	24,349
Japan Retail Fund Investment Corp. (Japan)	8	16,179
Kite Realty Group Trust	1,995	30,184

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Klepierre SA (France)	668	$ 22,404
Land Securities Group PLC (United Kingdom)	2,276	24,096
Lexington Realty Trust	5,900	55,519
Link REIT (Hong Kong)	6,800	83,607
Mirvac Group (Australia)	12,548	27,572
National Storage Affiliates Trust	2,626	75,996
Nippon Building Fund, Inc. (Japan)	4	27,398
Nippon Prologis REIT, Inc. (Japan)	6	13,867
Nomura Real Estate Master Fund, Inc. (Japan)	13	19,980
Office Properties Income Trust	2,669	70,115
Outfront Media, Inc.	6,000	154,740
Park Hotels & Resorts, Inc.	3,000	82,680
Pebblebrook Hotel Trust	2,900	81,722
Prologis, Inc.	5,229	418,843
Retail Properties of America, Inc. (Class A Stock)	17,200	202,272
RLJ Lodging Trust	17,858	316,801
Ryman Hospitality Properties, Inc.	4,125	334,496
Scentre Group (Australia)	17,045	45,920
Segro PLC (United Kingdom)	3,501	32,477
Spirit MTA REIT	5,230	43,618
Stockland (Australia)	7,719	22,608
Sunstone Hotel Investors, Inc.	14,972	205,266
Suntec Real Estate Investment Trust (Singapore)	6,000	8,602
Terreno Realty Corp.	900	44,136
Unibail-Rodamco-Westfield (France)	448	67,153
United Urban Investment Corp. (Japan)	9	15,093
Ventas, Inc.	6,796	464,507
Vicinity Centres (Australia)	10,435	17,964
Xenia Hotels & Resorts, Inc.	14,366	299,531
		14,508,805
Food & Staples Retailing 0.4%
Aeon Co. Ltd. (Japan)	2,100	36,130
Carrefour SA (France)	1,914	36,964
Casino Guichard Perrachon SA (France)	176	6,008
Coles Group Ltd. (Australia)*	3,659	34,155
Colruyt SA (Belgium)	186	10,777
Dairy Farm International Holdings Ltd. (Hong Kong)	1,100	7,859
FamilyMart UNY Holdings Co. Ltd. (Japan)	840	20,065
ICA Gruppen AB (Sweden)	291	12,500
J Sainsbury PLC (United Kingdom)	5,752	14,310
Jeronimo Martins SGPS SA (Portugal)	805	12,965
Koninklijke Ahold Delhaize NV (Netherlands)	3,811	85,660
Lawson, Inc. (Japan)	200	9,559

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Food & Staples Retailing (cont’d.)
METRO AG (Germany)	587	$ 10,733
Performance Food Group Co.*	600	24,018
Seven & i Holdings Co. Ltd. (Japan)	2,400	81,283
Sundrug Co. Ltd. (Japan)	250	6,772
Tesco PLC (United Kingdom)	31,651	91,086
Tsuruha Holdings, Inc. (Japan)	80	7,409
United Natural Foods, Inc.*	6,590	59,112
Village Super Market, Inc. (Class A Stock)	900	23,859
Walgreens Boots Alliance, Inc.	32,300	1,765,841
Walmart, Inc.	15,169	1,676,023
Welcia Holdings Co. Ltd. (Japan)	200	8,155
Wm Morrison Supermarkets PLC (United Kingdom)	7,636	19,531
Woolworths Group Ltd. (Australia)	4,068	94,847
		4,155,621
Food Products 1.2%
a2 Milk Co. Ltd. (New Zealand) (XNZE)*	2,385	23,554
Ajinomoto Co., Inc. (Japan)	1,400	24,222
Archer-Daniels-Midland Co.	42,800	1,746,240
Associated British Foods PLC (United Kingdom)	1,162	36,375
Barry Callebaut AG (Switzerland)	7	14,055
Bunge Ltd.	8,900	495,819
Calbee, Inc. (Japan)	250	6,733
Chocoladefabriken Lindt & Spruengli AG (Switzerland), (SGMX)	5	36,344
Danone SA (France)	1,986	168,234
Darling Ingredients, Inc.*	2,000	39,780
Fresh Del Monte Produce, Inc.	1,400	37,730
General Mills, Inc.	12,941	679,661
Golden Agri-Resources Ltd. (Singapore)	20,600	4,411
J.M. Smucker Co. (The)	6,900	794,811
John B Sanfilippo & Son, Inc.	449	35,781
Kerry Group PLC (Ireland) (Class A Stock)	512	61,096
Kikkoman Corp. (Japan)	450	19,599
Lancaster Colony Corp.	220	32,692
MEIJI Holdings Co. Ltd. (Japan)	350	25,035
Mondelez International, Inc. (Class A Stock)	27,518	1,483,220
Mowi ASA (Norway)	1,410	32,982
Nestle SA (Switzerland)	9,847	1,019,270
NH Foods Ltd. (Japan)	250	10,695
Nisshin Seifun Group, Inc. (Japan)	705	16,087
Nissin Foods Holdings Co. Ltd. (Japan)	250	16,105
Orkla ASA (Norway)	2,455	21,791
Pilgrim’s Pride Corp.*	20,900	530,651
Sanderson Farms, Inc.	148	20,211

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Food Products (cont’d.)
Simply Good Foods Co. (The)*	1,200	$ 28,896
Toyo Suisan Kaisha Ltd. (Japan)	300	12,367
Tyson Foods, Inc. (Class A Stock)	39,096	3,156,611
Vitasoy International Holdings Ltd. (Hong Kong)	3,000	14,426
WH Group Ltd. (Hong Kong), 144A	30,500	30,995
Wilmar International Ltd. (Singapore)	6,100	16,678
Yakult Honsha Co. Ltd. (Japan)	400	23,516
Yamazaki Baking Co. Ltd. (Japan)	500	7,565
		10,724,238
Gas Utilities 0.3%
APA Group (Australia)	3,771	28,576
Chesapeake Utilities Corp.	1,297	123,241
Hong Kong & China Gas Co. Ltd. (Hong Kong)	32,360	71,752
Naturgy Energy Group SA (Spain)	970	26,709
New Jersey Resources Corp.	4,728	235,313
Osaka Gas Co. Ltd. (Japan)	1,200	20,945
Southwest Gas Holdings, Inc.	200	17,924
Spire, Inc.	3,527	295,986
Toho Gas Co. Ltd. (Japan)	260	9,576
Tokyo Gas Co. Ltd. (Japan)	1,200	28,275
UGI Corp.	38,961	2,080,907
		2,939,204
Health Care Equipment & Supplies 2.3%
Abbott Laboratories	34,188	2,875,211
Alcon, Inc. (Switzerland)*	1,403	86,873
AngioDynamics, Inc.*	4,500	88,605
Asahi Intecc Co. Ltd. (Japan)	700	17,288
Atrion Corp.	85	72,483
Baxter International, Inc.	37,877	3,102,126
BioMerieux (France)	134	11,099
Cardiovascular Systems, Inc.*	4,800	206,064
Carl Zeiss Meditec AG (Germany)	129	12,734
Cochlear Ltd. (Australia)	186	27,051
Coloplast A/S (Denmark) (Class B Stock)	383	43,267
CONMED Corp.	1,900	162,583
Cooper Cos., Inc. (The)	2,000	673,780
Danaher Corp.	4,162	594,833
Demant A/S (Denmark)*	364	11,317
Edwards Lifesciences Corp.*	4,901	905,411
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	1,857	19,257
Haemonetics Corp.*	2,904	349,467

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies (cont’d.)
Hoya Corp. (Japan)	1,250	$ 96,089
Integer Holdings Corp.*	4,249	356,576
Koninklijke Philips NV (Netherlands)	2,954	128,498
Lantheus Holdings, Inc.*	10,541	298,310
LivaNova PLC (United Kingdom)*	3,500	251,860
Masimo Corp.*	2,100	312,522
Medtronic PLC	52,837	5,145,796
Merit Medical Systems, Inc.*	582	34,664
Novocure Ltd.*	1,110	70,185
Olympus Corp. (Japan)	3,820	42,541
Siemens Healthineers AG (Germany), 144A	484	20,429
Smith & Nephew PLC (United Kingdom)	2,824	61,155
Sonova Holding AG (Switzerland)	180	40,938
Straumann Holding AG (Switzerland)	33	29,166
Stryker Corp.	10,454	2,149,133
Sysmex Corp. (Japan)	480	31,391
Terumo Corp. (Japan)	2,100	62,777
Varex Imaging Corp.*	1,700	52,105
West Pharmaceutical Services, Inc.	7,000	876,050
Zimmer Biomet Holdings, Inc.	16,416	1,932,820
		21,252,454
Health Care Providers & Services 1.5%
Alfresa Holdings Corp. (Japan)	600	14,842
Amedisys, Inc.*	400	48,564
Anthem, Inc.	1,100	310,431
Cigna Corp.	22,053	3,474,450
CVS Health Corp.	9,300	506,757
Ensign Group, Inc. (The)	1,700	96,764
Fresenius Medical Care AG & Co. KGaA (Germany)	697	54,816
Fresenius SE & Co. KGaA (Germany)	1,357	73,655
HCA Healthcare, Inc.	24,834	3,356,812
HealthEquity, Inc.*	860	56,244
Magellan Health, Inc.*	1,393	103,402
Medipal Holdings Corp. (Japan)	600	13,262
National HealthCare Corp.	900	73,035
NMC Health PLC (United Arab Emirates)	303	9,269
Ramsay Health Care Ltd. (Australia)	456	23,125
Ryman Healthcare Ltd. (New Zealand)	1,290	10,208
Select Medical Holdings Corp.*	3,094	49,102
Sonic Healthcare Ltd. (Australia)	1,449	27,518
Suzuken Co. Ltd. (Japan)	265	15,572
Tenet Healthcare Corp.*	4,500	92,970

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	5,190	$ 123,782
UnitedHealth Group, Inc.	22,458	5,479,977
		14,014,557
Health Care Technology 0.1%
Allscripts Healthcare Solutions, Inc.*	11,081	128,872
Cerner Corp.	3,015	220,999
Computer Programs & Systems, Inc.	2,300	63,917
Evolent Health, Inc. (Class A Stock)*	3,500	27,825
HealthStream, Inc.*	2,100	54,306
HMS Holdings Corp.*	2,900	93,931
M3, Inc. (Japan)	1,400	25,657
NextGen Healthcare, Inc.*	7,235	143,976
Omnicell, Inc.*	4,063	349,540
Simulations Plus, Inc.	1,785	50,980
		1,160,003
Hotels, Restaurants & Leisure 1.2%
Accor SA (France)	589	25,288
Aristocrat Leisure Ltd. (Australia)	1,851	39,897
Biglari Holdings, Inc. (Class B Stock)*	470	48,814
Bloomin’ Brands, Inc.	13,914	263,114
Boyd Gaming Corp.	1,400	37,716
Brinker International, Inc.	6,796	267,423
Carnival PLC	529	23,540
Century Casinos, Inc.*	3,677	35,667
Chipotle Mexican Grill, Inc.*	535	392,091
Compass Group PLC (United Kingdom)	5,090	122,044
Crown Resorts Ltd. (Australia)	1,195	10,443
Dave & Buster’s Entertainment, Inc.	2,052	83,044
Del Taco Restaurants, Inc.*	2,000	25,640
Domino’s Pizza Enterprises Ltd. (Australia)	148	3,904
Flight Centre Travel Group Ltd. (Australia)	181	5,279
Flutter Entertainment PLC (Ireland)	253	19,051
Galaxy Entertainment Group Ltd. (Macau)	7,000	47,199
Genting Singapore Ltd. (Singapore)	19,500	13,273
GVC Holdings PLC (United Kingdom)	1,886	15,627
Hilton Grand Vacations, Inc.*	55,575	1,768,396
Hilton Worldwide Holdings, Inc.	24,600	2,404,404
InterContinental Hotels Group PLC (United Kingdom)	552	36,311
Jack in the Box, Inc.	81	6,593
Las Vegas Sands Corp.	11,402	673,744
McDonald’s Holdings Co. Japan Ltd. (Japan)	200	8,821

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Melco Resorts & Entertainment Ltd. (Hong Kong), ADR	633	$ 13,749
Merlin Entertainments PLC (United Kingdom), 144A	2,311	13,236
MGM China Holdings Ltd. (Macau)	2,400	4,095
Oriental Land Co. Ltd. (Japan)	610	75,659
Penn National Gaming, Inc.*	3,700	71,262
Planet Fitness, Inc. (Class A Stock)*	3,939	285,341
RCI Hospitality Holdings, Inc.	5,827	102,031
Sands China Ltd. (Macau)	7,600	36,370
Shangri-La Asia Ltd. (Hong Kong)	4,000	5,047
SJM Holdings Ltd. (Macau)	6,000	6,832
Sodexo SA (France)	285	33,301
Speedway Motorsports, Inc.	1,200	22,260
Starbucks Corp.	52,304	4,384,644
Tabcorp Holdings Ltd. (Australia)	6,481	20,239
TUI AG (Germany)	1,404	13,798
Whitbread PLC (United Kingdom)	584	34,329
Wynn Macau Ltd. (Macau)	4,900	10,980
		11,510,496
Household Durables 0.2%
Barratt Developments PLC (United Kingdom)	3,293	23,945
Berkeley Group Holdings PLC (United Kingdom)	396	18,769
Casio Computer Co. Ltd. (Japan)	600	7,466
Cavco Industries, Inc.*	110	17,329
Electrolux AB (Sweden) (Class B Stock)	725	18,536
Hooker Furniture Corp.	4,001	82,501
Husqvarna AB (Sweden) (Class B Stock)	1,343	12,561
Iida Group Holdings Co. Ltd. (Japan)	500	8,085
La-Z-Boy, Inc.	1,600	49,056
M/I Homes, Inc.*	4,114	117,414
Meritage Homes Corp.*	600	30,804
Nikon Corp. (Japan)	1,000	14,176
NVR, Inc.*	50	168,512
Panasonic Corp. (Japan)	7,100	59,270
Persimmon PLC (United Kingdom)	1,027	26,068
Rinnai Corp. (Japan)	70	4,453
SEB SA (France)	73	13,135
Sekisui Chemical Co. Ltd. (Japan)	1,200	18,051
Sekisui House Ltd. (Japan)	2,000	33,034
Sharp Corp. (Japan)	680	7,488
Sony Corp. (Japan)	4,050	212,084
Taylor Wimpey PLC (United Kingdom)	10,906	21,866
TopBuild Corp.*	1,180	97,657

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Household Durables (cont’d.)
Tupperware Brands Corp.	11,269	$ 214,449
Whirlpool Corp.	3,764	535,843
		1,812,552
Household Products 0.6%
Colgate-Palmolive Co.	1,114	79,840
Essity AB (Sweden) (Class B Stock)	1,956	60,092
Henkel AG & Co. KGaA (Germany)	335	30,772
Lion Corp. (Japan)	700	13,047
Pigeon Corp. (Japan)	400	16,109
Procter & Gamble Co. (The)	50,119	5,495,548
Reckitt Benckiser Group PLC (United Kingdom)	2,285	180,312
Unicharm Corp. (Japan)	1,300	39,237
		5,914,957
Independent Power & Renewable Electricity Producers 0.4%
AES Corp.	81,200	1,360,912
Atlantic Power Corp.*	7,325	17,727
Clearway Energy, Inc. (Class A Stock)	2,900	46,922
Clearway Energy, Inc. (Class C Stock)	700	11,802
Electric Power Development Co. Ltd. (Japan)	500	11,375
Meridian Energy Ltd. (New Zealand)	4,139	13,211
NRG Energy, Inc.	43,440	1,525,613
Uniper SE (Germany)	647	19,579
Vistra Energy Corp.	46,291	1,048,028
		4,055,169
Industrial Conglomerates 0.7%
Carlisle Cos., Inc.	8,085	1,135,215
CK Hutchison Holdings Ltd. (Hong Kong)	8,657	85,233
DCC PLC (United Kingdom)	316	28,219
General Electric Co.	422,084	4,431,882
Jardine Matheson Holdings Ltd. (Hong Kong)	700	44,001
Jardine Strategic Holdings Ltd. (Hong Kong)	700	26,686
Keihan Holdings Co. Ltd. (Japan)	350	15,266
Keppel Corp. Ltd. (Singapore)	4,700	23,163
NWS Holdings Ltd. (Hong Kong)	5,900	12,129
Sembcorp Industries Ltd. (Singapore)	3,200	5,702
Siemens AG (Germany)	2,449	291,444

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Industrial Conglomerates (cont’d.)
Smiths Group PLC (United Kingdom)	1,278	$ 25,427
Toshiba Corp. (Japan)	1,770	55,071
		6,179,438
Insurance 1.7%
Admiral Group PLC (United Kingdom)	614	17,236
Aegon NV (Netherlands)	5,866	29,146
Aflac, Inc.	5,700	312,417
Ageas (Belgium)	589	30,617
AIA Group Ltd. (Hong Kong)	38,700	418,463
Allianz SE (Germany)	1,356	327,036
Allstate Corp. (The)	15,500	1,576,195
American Equity Investment Life Holding Co.	10,789	293,029
American International Group, Inc.	60,880	3,243,686
Argo Group International Holdings Ltd.	1,123	83,158
Assicurazioni Generali SpA (Italy)	3,532	66,481
Aviva PLC (United Kingdom)	12,588	66,626
AXA SA (France)	6,256	164,295
Baloise Holding AG (Switzerland)	157	27,791
CNO Financial Group, Inc.	9,900	165,132
CNP Assurances (France)	552	12,530
Dai-ichi Life Holdings, Inc. (Japan)	3,527	53,361
Direct Line Insurance Group PLC (United Kingdom)	4,439	18,724
FBL Financial Group, Inc. (Class A Stock)	1,300	82,940
FedNat Holding Co.	800	11,416
First American Financial Corp.	7,152	384,062
Genworth Financial, Inc. (Class A Stock)*	35,700	132,447
Gjensidige Forsikring ASA (Norway)	641	12,902
Hallmark Financial Services, Inc.*	1,830	26,041
Hannover Rueck SE (Germany)	194	31,384
Horace Mann Educators Corp.	1,714	69,057
Insurance Australia Group Ltd. (Australia)	7,448	43,171
Japan Post Holdings Co. Ltd. (Japan)	5,100	57,770
Legal & General Group PLC (United Kingdom)	19,100	65,441
Lincoln National Corp.	7,200	464,040
Loews Corp.	13,711	749,580
Mapfre SA (Spain)	3,463	10,131
Medibank Private Ltd. (Australia)	8,889	21,766
MetLife, Inc.	71,276	3,540,279
MS&AD Insurance Group Holdings, Inc. (Japan)	1,490	47,352
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	481	120,755
National General Holdings Corp.	11,330	259,910
NN Group NV (Netherlands)	1,008	40,561

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
Poste Italiane SpA (Italy), 144A	1,678	$ 17,666
Primerica, Inc.	148	17,753
Protective Insurance Corp. (Class B Stock)	800	13,896
Prudential PLC (United Kingdom)	8,361	182,444
QBE Insurance Group Ltd. (Australia)	4,280	35,510
RSA Insurance Group PLC (United Kingdom)	3,310	24,268
Sampo OYJ (Finland) (Class A Stock)	1,433	67,663
SCOR SE (France)	524	22,967
Selective Insurance Group, Inc.	2,376	177,939
Sompo Holdings, Inc. (Japan)	1,095	42,338
Sony Financial Holdings, Inc. (Japan)	500	12,016
Suncorp Group Ltd. (Australia)	4,176	39,476
Swiss Life Holding AG (Switzerland)	110	54,574
Swiss Re AG (Switzerland)	981	99,662
T&D Holdings, Inc. (Japan)	1,800	19,583
Third Point Reinsurance Ltd. (Bermuda)*	4,300	44,376
Tokio Marine Holdings, Inc. (Japan)	2,070	103,846
Tryg A/S (Denmark)	388	12,614
Unum Group	35,500	1,191,025
Zurich Insurance Group AG (Switzerland)	488	169,624
		15,426,168
Interactive Media & Services 2.6%
Alphabet, Inc. (Class A Stock)*	4,625	5,007,950
Alphabet, Inc. (Class C Stock)*	5,547	5,995,808
Auto Trader Group PLC (United Kingdom), 144A	3,004	20,909
Facebook, Inc. (Class A Stock)*	59,674	11,517,082
IAC/InterActiveCorp*	2,889	628,444
Kakaku.com, Inc. (Japan)	500	9,670
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	1,415	17,546
LINE Corp. (Japan)*	200	5,594
Meet Group, Inc. (The)*	3,200	11,136
REA Group Ltd. (Australia)	170	11,443
TripAdvisor, Inc.*	19,700	911,913
Yahoo Japan Corp. (Japan)	9,256	27,239
		24,164,734
Internet & Direct Marketing Retail 1.6%
1-800-Flowers.com, Inc. (Class A Stock)*	13,408	253,143
Amazon.com, Inc.*	5,367	10,163,112
Delivery Hero SE (Germany), 144A*	365	16,590
eBay, Inc.	89,413	3,531,813
Lands’ End, Inc.*	6,450	78,819

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Internet & Direct Marketing Retail (cont’d.)
Ocado Group PLC (United Kingdom)*	1,464	$ 21,695
Qurate Retail, Inc.*	60,600	750,834
Rakuten, Inc. (Japan)	2,810	33,523
Zalando SE (Germany), 144A*	407	18,059
ZOZO, Inc. (Japan)	700	13,135
		14,880,723
IT Services 2.8%
Accenture PLC (Class A Stock)	25,470	4,706,092
Adyen NV (Netherlands), 144A*	32	24,720
Amadeus IT Group SA (Spain)	1,403	111,323
Atos SE (France)	310	25,947
CACI International, Inc. (Class A Stock)*	1,681	343,916
Capgemini SE (France)	511	63,499
Cardtronics PLC (Class A Stock)*	2,450	66,934
Computershare Ltd. (Australia)	1,584	17,980
DXC Technology Co.	50,679	2,794,947
EVERTEC, Inc. (Puerto Rico)	2,624	85,805
Fidelity National Information Services, Inc.	3,200	392,576
FleetCor Technologies, Inc.*	290	81,446
Fujitsu Ltd. (Japan)	630	43,970
GMO Payment Gateway, Inc. (Japan)	100	6,899
International Business Machines Corp.	34,354	4,737,417
Itochu Techno-Solutions Corp. (Japan)	300	7,700
KBR, Inc.	11,699	291,773
Leidos Holdings, Inc.	5,800	463,130
Mastercard, Inc. (Class A Stock)	9,796	2,591,336
Nomura Research Institute Ltd. (Japan)	1,406	22,611
NTT Data Corp. (Japan)	2,045	27,289
Obic Co. Ltd. (Japan)	240	27,254
Otsuka Corp. (Japan)	370	14,895
Perspecta, Inc.	12,452	291,501
Presidio, Inc.	11,900	162,673
Sykes Enterprises, Inc.*	1,300	35,698
TTEC Holdings, Inc.	979	45,612
Virtusa Corp.*	2,900	128,847
Visa, Inc. (Class A Stock)	46,675	8,100,446
Wirecard AG (Germany)	381	64,544
Wix.com Ltd. (Israel)*	191	27,141
Worldline SA (France), 144A*	265	19,290
		25,825,211

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Leisure Products 0.0%
Bandai Namco Holdings, Inc. (Japan)	600	$ 29,162
Johnson Outdoors, Inc. (Class A Stock)	1,802	134,375
Malibu Boats, Inc. (Class A Stock)*	1,500	58,275
MasterCraft Boat Holdings, Inc.*	4,259	83,434
Sankyo Co. Ltd. (Japan)	150	5,435
Sega Sammy Holdings, Inc. (Japan)	600	7,297
Shimano, Inc. (Japan)	270	40,222
Yamaha Corp. (Japan)	500	23,821
		382,021
Life Sciences Tools & Services 0.7%
Cambrex Corp.*	386	18,069
Charles River Laboratories International, Inc.*	500	70,950
Eurofins Scientific SE (Luxembourg)	38	16,831
IQVIA Holdings, Inc.*	2,900	466,610
Lonza Group AG (Switzerland)*	240	81,155
Medpace Holdings, Inc.*	5,200	340,184
PRA Health Sciences, Inc.*	9,900	981,585
QIAGEN NV*	749	30,406
Sartorius Stedim Biotech (France)	89	14,047
Syneos Health, Inc.*	4,474	228,577
Thermo Fisher Scientific, Inc.	15,673	4,602,846
		6,851,260
Machinery 1.2%
AGCO Corp.	1,593	123,569
Alfa Laval AB (Sweden)	1,012	22,085
Alstom SA (France)	503	23,336
Altra Industrial Motion Corp.	2,480	88,982
Amada Holdings Co. Ltd. (Japan)	1,100	12,417
ANDRITZ AG (Austria)	236	8,896
Atlas Copco AB (Sweden) (Class A Stock)	2,154	68,828
Atlas Copco AB (Sweden) (Class B Stock)	1,255	36,028
CNH Industrial NV (United Kingdom)	3,257	33,405
Commercial Vehicle Group, Inc.*	7,000	56,140
Daifuku Co. Ltd. (Japan)	360	20,317
Dover Corp.	23,973	2,402,095
Epiroc AB (Sweden) (Class A Stock)	2,136	22,225
Epiroc AB (Sweden) (Class B Stock)	1,256	12,438
FANUC Corp. (Japan)	650	120,591
Federal Signal Corp.	6,384	170,772
Gates Industrial Corp. PLC*	66,744	761,549
GEA Group AG (Germany)	497	14,149

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
Hillenbrand, Inc.	7,480	$ 295,984
Hino Motors Ltd. (Japan)	900	7,592
Hitachi Construction Machinery Co. Ltd. (Japan)	300	7,833
Hoshizaki Corp. (Japan)	220	16,416
IHI Corp. (Japan)	520	12,567
JTEKT Corp. (Japan)	700	8,532
Kawasaki Heavy Industries Ltd. (Japan)	460	10,840
Kennametal, Inc.	2,197	81,267
KION Group AG (Germany)	209	13,184
Knorr-Bremse AG (Germany)	156	17,403
Komatsu Ltd. (Japan)	3,000	72,555
Kone OYJ (Finland) (Class B Stock)	1,095	64,592
Kubota Corp. (Japan)	3,400	56,769
Kurita Water Industries Ltd. (Japan)	300	7,467
LB Foster Co. (Class A Stock)*	2,900	79,286
Makita Corp. (Japan)	750	25,579
Meritor, Inc.*	12,977	314,692
Metso OYJ (Finland)	337	13,254
Milacron Holdings Corp.*	8,300	114,540
MINEBEA MITSUMI, Inc. (Japan)	1,200	20,401
MISUMI Group, Inc. (Japan)	900	22,681
Mitsubishi Heavy Industries Ltd. (Japan)	1,000	43,621
Mueller Industries, Inc.	2,300	67,321
Nabtesco Corp. (Japan)	400	11,177
Navistar International Corp.*	6,300	217,035
NGK Insulators Ltd. (Japan)	800	11,696
NSK Ltd. (Japan)	1,200	10,706
Oshkosh Corp.	29,964	2,501,694
PACCAR, Inc.	9,900	709,434
Park-Ohio Holdings Corp.	1,800	58,662
Sandvik AB (Sweden)	3,623	66,475
Schindler Holding AG (Switzerland)	65	14,208
Schindler Holding AG (Switzerland), Part. Cert.	132	29,401
SKF AB (Sweden) (Class B Stock)	1,217	22,378
SMC Corp. (Japan)	230	86,191
Spirax-Sarco Engineering PLC (United Kingdom)	236	27,564
SPX FLOW, Inc.*	598	25,032
Sumitomo Heavy Industries Ltd. (Japan)	340	11,728
Techtronic Industries Co. Ltd. (Hong Kong)	4,500	34,543
Terex Corp.	9,300	292,020
THK Co. Ltd. (Japan)	450	10,812
Timken Co. (The)	20,935	1,074,803
Volvo AB (Sweden) (Class B Stock)	4,760	75,535
Wabash National Corp.	15,316	249,191

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
Wartsila OYJ Abp (Finland)	1,430	$ 20,771
Weir Group PLC (The) (United Kingdom)	838	16,485
Yangzijiang Shipbuilding Holdings Ltd. (China)	7,600	8,606
		10,958,345
Marine 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	12	13,939
AP Moller - Maersk A/S (Denmark) (Class B Stock)	21	26,019
Kuehne + Nagel International AG (Switzerland)	174	25,852
Mitsui OSK Lines Ltd. (Japan)	420	10,099
Nippon Yusen KK (Japan)	590	9,489
		85,398
Media 1.0%
Axel Springer SE (Germany)	157	11,064
Comcast Corp. (Class A Stock)	119,153	5,037,789
CyberAgent, Inc. (Japan)	350	12,717
Dentsu, Inc. (Japan)	700	24,480
Discovery, Inc. (Class C Stock)*	92,610	2,634,754
Entercom Communications Corp. (Class A Stock)	37,015	214,687
Eutelsat Communications SA (France)	557	10,413
Gray Television, Inc.*	1,200	19,668
Hakuhodo DY Holdings, Inc. (Japan)	760	12,836
Informa PLC (United Kingdom)	4,029	42,747
ITV PLC (United Kingdom)	11,628	15,944
JCDecaux SA (France)	241	7,305
Liberty Latin America Ltd. (Chile) (Class A Stock)*	4,698	80,947
Liberty Latin America Ltd. (Chile) (Class C Stock)*	2,596	44,625
Nexstar Media Group, Inc. (Class A Stock)	1,264	127,664
Pearson PLC (United Kingdom)	2,508	26,092
Publicis Groupe SA (France)	684	36,136
RTL Group SA (Luxembourg)	97	4,964
Schibsted ASA (Norway) (Class B Stock)	319	8,318
SES SA (Luxembourg)	1,177	18,408
Sinclair Broadcast Group, Inc. (Class A Stock)	4,685	251,257
Singapore Press Holdings Ltd. (Singapore)	5,200	9,377
TEGNA, Inc.	19,300	292,395
Telenet Group Holding NV (Belgium)	151	8,407
WideOpenWest, Inc.*	7,700	55,902
WPP PLC (United Kingdom)	4,051	51,018
		9,059,914

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Metals & Mining 0.2%
Alumina Ltd. (Australia)	7,891	$ 12,946
Anglo American PLC (South Africa)	3,366	96,125
Antofagasta PLC (Chile)	1,255	14,847
ArcelorMittal (Luxembourg)	2,122	38,085
BHP Group Ltd. (Australia)	9,414	272,149
BHP Group PLC (Australia)	6,780	173,508
BlueScope Steel Ltd. (Australia)	1,711	14,495
Boliden AB (Sweden)	882	22,596
Evraz PLC (Russia)	1,601	13,566
Fortescue Metals Group Ltd. (Australia)	4,515	28,632
Fresnillo PLC (Mexico)	605	6,685
Glencore PLC (Switzerland)*	35,842	124,662
Hitachi Metals Ltd. (Japan)	600	6,796
JFE Holdings, Inc. (Japan)	1,600	23,600
Kobe Steel Ltd. (Japan)	1,010	6,636
Maruichi Steel Tube Ltd. (Japan)	200	5,566
Mitsubishi Materials Corp. (Japan)	310	8,846
Newcrest Mining Ltd. (Australia)	2,473	55,641
Nippon Steel Corp. (Japan)	2,617	45,089
Norsk Hydro ASA (Norway)	4,334	15,517
Olympic Steel, Inc.	1,700	23,205
Rio Tinto Ltd. (Australia)	1,165	85,009
Rio Tinto PLC (Australia)	3,628	224,766
Ryerson Holding Corp.*	11,504	95,828
South32 Ltd. (Australia)	16,331	36,432
Steel Dynamics, Inc.	19,818	598,504
Sumitomo Metal Mining Co. Ltd. (Japan)	800	23,993
SunCoke Energy, Inc.*	6,100	54,168
thyssenkrupp AG (Germany)	1,310	19,112
voestalpine AG (Austria)	375	11,639
Worthington Industries, Inc.	198	7,971
		2,166,614
Mortgage Real Estate Investment Trusts (REITs) 0.1%
AG Mortgage Investment Trust, Inc.	11,205	178,159
Exantas Capital Corp.	5,450	61,640
Invesco Mortgage Capital, Inc.	9,158	147,627
Ladder Capital Corp.	13,511	224,418
PennyMac Mortgage Investment Trust	1,671	36,478
Western Asset Mortgage Capital Corp.	20,345	203,043
		851,365

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Multiline Retail 0.5%
Big Lots, Inc.	9,040	$ 258,634
Harvey Norman Holdings Ltd. (Australia)	1,420	4,065
Isetan Mitsukoshi Holdings Ltd. (Japan)	1,100	8,934
J Front Retailing Co. Ltd. (Japan)	750	8,613
Macy’s, Inc.	76,994	1,652,291
Marks & Spencer Group PLC (United Kingdom)	5,898	15,753
Marui Group Co. Ltd. (Japan)	700	14,275
Next PLC (United Kingdom)	453	31,793
Pan Pacific International Holdings Corp. (Japan)	400	25,460
Ryohin Keikaku Co. Ltd. (Japan)	90	16,253
Target Corp.	24,200	2,095,962
Wesfarmers Ltd. (Australia)	3,662	92,971
		4,225,004
Multi-Utilities 0.2%
AGL Energy Ltd. (Australia)	2,102	29,523
Black Hills Corp.	1,431	111,861
Centrica PLC (United Kingdom)	18,350	20,419
Dominion Energy, Inc.	21,514	1,663,463
E.ON SE (Germany)	7,039	76,390
Engie SA (France)	5,886	89,203
Innogy SE (Germany), 144A	447	21,184
National Grid PLC (United Kingdom)	10,993	116,653
RWE AG (Germany)	1,749	43,113
Suez (France)	1,095	15,822
Veolia Environnement SA (France)	1,732	42,170
		2,229,801
Oil, Gas & Consumable Fuels 2.5%
Aker BP ASA (Norway)	352	10,148
Arch Coal, Inc. (Class A Stock)	1,289	121,437
Berry Petroleum Corp.	2,850	30,210
BP PLC (United Kingdom)	65,127	454,445
Caltex Australia Ltd. (Australia)	812	14,116
Chevron Corp.	52,273	6,504,852
ConocoPhillips	58,320	3,557,520
CONSOL Energy, Inc.*	5,900	156,999
CVR Energy, Inc.	4,300	214,957
Delek US Holdings, Inc.	2,578	104,460
Earthstone Energy, Inc. (Class A Stock)*	2,100	12,852
Enagas SA (Spain)	732	19,542
Eni SpA (Italy)	8,198	136,471
EQT Corp.	14,777	233,624

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Equinor ASA (Norway)	3,216	$ 63,406
Evolution Petroleum Corp.	3,800	27,170
Exxon Mobil Corp.	20,456	1,567,543
Galp Energia SGPS SA (Portugal)	1,606	24,733
HollyFrontier Corp.	31,600	1,462,448
Idemitsu Kosan Co. Ltd. (Japan)	664	20,083
Inpex Corp. (Japan)	3,281	29,717
JXTG Holdings, Inc. (Japan)	10,285	51,273
Kinder Morgan, Inc.	155,624	3,249,429
Koninklijke Vopak NV (Netherlands)	226	10,422
Lundin Petroleum AB (Sweden)	604	18,779
Neste OYJ (Finland)	1,359	46,244
Oil Search Ltd. (Australia)	4,428	22,049
OMV AG (Austria)	476	23,232
Origin Energy Ltd. (Australia)	5,704	29,294
Phillips 66	21,700	2,029,818
Pioneer Natural Resources Co.	5,512	848,076
Repsol SA (Spain)	4,531	71,126
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	14,212	464,388
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	12,043	394,602
Santos Ltd. (Australia)	5,717	28,496
Scorpio Tankers, Inc. (Monaco)	2,792	82,420
Snam SpA (Italy)	6,690	33,243
Talos Energy, Inc.*	2,100	50,505
TOTAL SA (France)	7,621	426,950
Washington H Soul Pattinson & Co. Ltd. (Australia)	388	5,997
Woodside Petroleum Ltd. (Australia)	3,021	77,240
World Fuel Services Corp.	8,689	312,456
		23,042,772
Paper & Forest Products 0.0%
Mercer International, Inc. (Canada)	4,380	67,759
Mondi PLC (United Kingdom)	1,186	26,997
Oji Holdings Corp. (Japan)	2,800	16,221
Stora Enso OYJ (Finland) (Class R Stock)	1,890	22,251
UPM-Kymmene OYJ (Finland)	1,730	46,019
		179,247
Personal Products 0.2%
Beiersdorf AG (Germany)	325	39,002
Edgewell Personal Care Co.*	5,978	161,107
Estee Lauder Cos., Inc. (The) (Class A Stock)	995	182,195
Kao Corp. (Japan)	1,500	114,632

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Personal Products (cont’d.)
Kobayashi Pharmaceutical Co. Ltd. (Japan)	200	$ 14,341
Kose Corp. (Japan)	80	13,462
L’Oreal SA (France)	812	231,218
Pola Orbis Holdings, Inc. (Japan)	300	8,409
Shiseido Co. Ltd. (Japan)	1,300	98,348
Unilever NV (United Kingdom), CVA	4,715	287,056
Unilever PLC (United Kingdom)	3,540	219,971
USANA Health Sciences, Inc.*	2,300	182,689
		1,552,430
Pharmaceuticals 2.4%
Assertio Therapeutics, Inc.*	20,418	70,442
Astellas Pharma, Inc. (Japan)	6,000	85,605
AstraZeneca PLC (United Kingdom)	4,078	333,205
Bayer AG (Germany)	2,983	206,286
Bristol-Myers Squibb Co.	42,834	1,942,522
Chugai Pharmaceutical Co. Ltd. (Japan)	700	45,779
Daiichi Sankyo Co. Ltd. (Japan)	1,850	96,782
Eisai Co. Ltd. (Japan)	800	45,310
Eli Lilly & Co.	7,300	808,767
GlaxoSmithKline PLC (United Kingdom)	15,942	319,161
H. Lundbeck A/S (Denmark)	227	8,961
Hisamitsu Pharmaceutical Co., Inc. (Japan)	200	7,903
Horizon Therapeutics PLC*	15,335	368,960
Ipsen SA (France)	121	16,533
Jazz Pharmaceuticals PLC*	8,430	1,201,781
Johnson & Johnson	53,509	7,452,734
Kyowa Kirin Co. Ltd. (Japan)	800	14,430
Mallinckrodt PLC*	8,900	81,702
Merck & Co., Inc.	78,145	6,552,458
Merck KGaA (Germany)	417	43,598
Mitsubishi Tanabe Pharma Corp. (Japan)	700	7,797
Novartis AG (Switzerland)	6,969	636,080
Novo Nordisk A/S (Denmark) (Class B Stock)	5,543	282,789
Ono Pharmaceutical Co. Ltd. (Japan)	1,200	21,540
Orion OYJ (Finland) (Class B Stock)	333	12,198
Otsuka Holdings Co. Ltd. (Japan)	1,280	41,816
Pfizer, Inc.	110	4,765
Prestige Consumer Healthcare, Inc.*	3,500	110,880
Recordati SpA (Italy)	337	14,050
Roche Holding AG (Switzerland)	2,260	636,338
Sanofi (France)	3,580	309,397
Santen Pharmaceutical Co. Ltd. (Japan)	1,150	19,109
Shionogi & Co. Ltd. (Japan)	800	46,162

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals (cont’d.)
SIGA Technologies, Inc.*	2,368	$ 13,450
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	600	11,396
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	160	12,319
Takeda Pharmaceutical Co. Ltd. (Japan)	4,767	169,391
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	3,581	33,053
UCB SA (Belgium)	409	33,916
Vifor Pharma AG (Switzerland)	147	21,225
		22,140,590
Professional Services 0.2%
Adecco Group AG (Switzerland)	511	30,721
ASGN, Inc.*	500	30,300
Barrett Business Services, Inc.	1,283	105,976
Bureau Veritas SA (France)	930	22,970
Experian PLC (United Kingdom)	2,941	89,117
Heidrick & Struggles International, Inc.	1,500	44,955
Insperity, Inc.	2,500	305,350
Intertek Group PLC (United Kingdom)	519	36,269
Kelly Services, Inc. (Class A Stock)	2,828	74,065
Kforce, Inc.	1,200	42,108
Korn Ferry	6,762	270,953
Persol Holdings Co. Ltd. (Japan)	600	14,148
Randstad NV (Netherlands)	384	21,066
Recruit Holdings Co. Ltd. (Japan)	3,800	127,258
RELX PLC (United Kingdom)	6,329	153,690
SEEK Ltd. (Australia)	1,076	15,976
SGS SA (Switzerland)	17	43,295
Teleperformance (France)	186	37,279
TriNet Group, Inc.*	2,301	156,008
Wolters Kluwer NV (Netherlands)	900	65,530
		1,687,034
Real Estate Management & Development 0.1%
Aeon Mall Co. Ltd. (Japan)	420	6,328
Aroundtown SA (Germany)	2,572	21,216
Azrieli Group Ltd. (Israel)	116	7,775
CapitaLand Ltd. (Singapore)	8,200	21,400
City Developments Ltd. (Singapore)	1,500	10,500
CK Asset Holdings Ltd. (Hong Kong)	8,357	65,321
Cushman & Wakefield PLC*	1,568	28,036
Daito Trust Construction Co. Ltd. (Japan)	250	31,849
Daiwa House Industry Co. Ltd. (Japan)	1,800	52,544
Deutsche Wohnen SE (Germany)	1,129	41,459

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Real Estate Management & Development (cont’d.)
Hang Lung Properties Ltd. (Hong Kong)	7,000	$ 16,668
Henderson Land Development Co. Ltd. (Hong Kong)	4,331	23,878
Hongkong Land Holdings Ltd. (Hong Kong)	3,800	24,484
Hulic Co. Ltd. (Japan)	700	5,631
Hysan Development Co. Ltd. (Hong Kong)	2,400	12,410
Kerry Properties Ltd. (Hong Kong)	2,500	10,515
Lendlease Group (Australia)	1,838	16,782
Mitsubishi Estate Co. Ltd. (Japan)	3,800	70,872
Mitsui Fudosan Co. Ltd. (Japan)	2,900	70,496
New World Development Co. Ltd. (Hong Kong)	19,800	30,970
Newmark Group, Inc. (Class A Stock)	32,271	289,794
Nomura Real Estate Holdings, Inc. (Japan)	400	8,618
RMR Group, Inc. (The) (Class A Stock)	2,663	125,108
Sino Land Co. Ltd. (Hong Kong)	9,300	15,615
Sumitomo Realty & Development Co. Ltd. (Japan)	1,090	38,974
Sun Hung Kai Properties Ltd. (Hong Kong)	4,900	83,131
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	1,500	18,479
Swire Properties Ltd. (Hong Kong)	3,800	15,348
Swiss Prime Site AG (Switzerland)*	245	21,403
Tokyu Fudosan Holdings Corp. (Japan)	2,000	11,056
UOL Group Ltd. (Singapore)	1,454	8,118
Vonovia SE (Germany)	1,560	74,552
Wharf Holdings Ltd. (The) (Hong Kong)	3,400	9,004
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	4,400	31,012
Wheelock & Co. Ltd. (Hong Kong)	3,000	21,550
		1,340,896
Road & Rail 0.5%
Aurizon Holdings Ltd. (Australia)	6,428	24,387
Avis Budget Group, Inc.*	2,100	73,836
Central Japan Railway Co. (Japan)	440	88,201
ComfortDelGro Corp. Ltd. (Singapore)	7,000	13,776
Covenant Transportation Group, Inc. (Class A Stock)*	3,400	50,014
CSX Corp.	34,800	2,692,476
DSV A/S (Denmark)	569	55,901
East Japan Railway Co. (Japan)	930	87,148
Hankyu Hanshin Holdings, Inc. (Japan)	750	26,897
Keikyu Corp. (Japan)	700	12,065
Keio Corp. (Japan)	320	21,094
Keisei Electric Railway Co. Ltd. (Japan)	400	14,599
Kintetsu Group Holdings Co. Ltd. (Japan)	510	24,442
Kyushu Railway Co. (Japan)	500	14,583
MTR Corp. Ltd. (Hong Kong)	5,000	33,649
Nagoya Railroad Co. Ltd. (Japan)	600	16,615

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Road & Rail (cont’d.)
Nippon Express Co. Ltd. (Japan)	260	$ 13,855
Norfolk Southern Corp.	3,200	637,856
Odakyu Electric Railway Co. Ltd. (Japan)	950	23,283
Seibu Holdings, Inc. (Japan)	700	11,682
Tobu Railway Co. Ltd. (Japan)	580	16,928
Tokyu Corp. (Japan)	1,650	29,310
Union Pacific Corp.	2,502	423,113
West Japan Railway Co. (Japan)	500	40,484
		4,446,194
Semiconductors & Semiconductor Equipment 1.7%
Advantest Corp. (Japan)	600	16,570
Amkor Technology, Inc.*	19,418	144,858
Analog Devices, Inc.	21,255	2,399,052
Applied Materials, Inc.	20,344	913,649
ASM Pacific Technology Ltd. (Hong Kong)	1,000	10,261
ASML Holding NV (Netherlands)	1,363	284,357
Broadcom, Inc.	1,821	524,193
Cirrus Logic, Inc.*	7,128	311,494
Diodes, Inc.*	8,062	293,215
Disco Corp. (Japan)	60	9,887
Infineon Technologies AG (Germany)	3,683	64,997
Intel Corp.	84,848	4,061,674
Lam Research Corp.	6,963	1,307,930
NXP Semiconductors NV (Netherlands)	950	92,729
QUALCOMM, Inc.	54,214	4,124,059
Renesas Electronics Corp. (Japan)*	2,400	11,981
Rohm Co. Ltd. (Japan)	300	20,239
SMART Global Holdings, Inc.*	6,500	149,435
STMicroelectronics NV (Switzerland)	2,187	38,831
SUMCO Corp. (Japan)	800	9,565
Synaptics, Inc.*	1,300	37,882
Tokyo Electron Ltd. (Japan)	465	65,419
Ultra Clean Holdings, Inc.*	2,351	32,726
Universal Display Corp.	3,659	688,112
		15,613,115
Software 4.2%
ACI Worldwide, Inc.*	1,199	41,174
Adobe, Inc.*	8,398	2,474,471
Agilysys, Inc.*	2,655	57,003
Altair Engineering, Inc. (Class A Stock)*	4,900	197,911
ANSYS, Inc.*	3,876	793,882

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Bottomline Technologies DE, Inc.*	895	$ 39,595
Cadence Design Systems, Inc.*	2,156	152,666
Check Point Software Technologies Ltd. (Israel)*	369	42,660
Cision Ltd.*	22,649	265,673
CommVault Systems, Inc.*	2,500	124,050
Cornerstone OnDemand, Inc.*	892	51,674
CyberArk Software Ltd. (Israel)*	120	15,341
Dassault Systemes SE (France)	419	66,911
eGain Corp.*	1,400	11,396
Envestnet, Inc.*	4,549	311,015
Intuit, Inc.	14,398	3,762,629
j2 Global, Inc.	3,969	352,804
Micro Focus International PLC (United Kingdom)	1,101	28,882
Microsoft Corp.	163,346	21,881,830
Mitek Systems, Inc.*	3,000	29,820
Model N, Inc.*	1,622	31,629
Monotype Imaging Holdings, Inc.	5,400	90,936
Nice Ltd. (Israel)*	200	27,240
Nuance Communications, Inc.*	31,200	498,264
Oracle Corp.	96,798	5,514,582
Oracle Corp. (Japan)	90	6,577
Paylocity Holding Corp.*	1,600	150,112
Progress Software Corp.	7,383	322,046
Sage Group PLC (The) (United Kingdom)	3,516	35,868
SAP SE (Germany)	3,164	434,691
SPS Commerce, Inc.*	2,648	270,652
Temenos AG (Switzerland)*	207	37,069
TiVo Corp.	18,253	134,525
Trend Micro, Inc. (Japan)	430	19,162
Verint Systems, Inc.*	6,109	328,542
		38,603,282
Specialty Retail 1.0%
Aaron’s, Inc.	1,026	63,007
ABC-Mart, Inc. (Japan)	100	6,519
Asbury Automotive Group, Inc.*	2,600	219,284
AutoNation, Inc.*(a)	14,900	624,906
Bed Bath & Beyond, Inc.(a)	13,600	158,032
Best Buy Co., Inc.	7,757	540,896
Container Store Group, Inc. (The)*	11,964	87,577
Dufry AG (Switzerland)*	140	11,846
Fast Retailing Co. Ltd. (Japan)	140	84,860
Foot Locker, Inc.	31,000	1,299,520
Group 1 Automotive, Inc.	1,270	104,000

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
Hennes & Mauritz AB (Sweden) (Class B Stock)	2,586	$ 45,984
Hikari Tsushin, Inc. (Japan)	50	10,919
Home Depot, Inc. (The)	1,198	249,148
Industria de Diseno Textil SA (Spain)	3,507	105,486
J. Jill, Inc.(a)	2,500	4,975
Kingfisher PLC (United Kingdom)	6,884	18,769
L Brands, Inc.	67,602	1,764,412
Lithia Motors, Inc. (Class A Stock)	1,281	152,157
Lowe’s Cos., Inc.	5,000	504,550
Michaels Cos., Inc. (The)*	50,800	441,960
Murphy USA, Inc.*	400	33,612
Nitori Holdings Co. Ltd. (Japan)	280	37,165
Office Depot, Inc.	19,300	39,758
Rent-A-Center, Inc.*	2,403	63,992
Ross Stores, Inc.	1,400	138,768
Sally Beauty Holdings, Inc.*	13,486	179,903
Shimamura Co. Ltd. (Japan)	50	3,737
Sonic Automotive, Inc. (Class A Stock)	6,884	160,741
TJX Cos., Inc. (The)	33,472	1,769,999
USS Co. Ltd. (Japan)	700	13,823
Yamada Denki Co. Ltd. (Japan)	2,060	9,121
		8,949,426
Technology Hardware, Storage & Peripherals 2.2%
Apple, Inc.	73,606	14,568,099
Brother Industries Ltd. (Japan)	700	13,258
Canon, Inc. (Japan)	3,250	94,914
Dell Technologies, Inc. (Class C Stock)*	3,914	198,831
Diebold Nixdorf, Inc.*	16,000	146,560
FUJIFILM Holdings Corp. (Japan)	1,150	58,487
Hewlett Packard Enterprise Co.	88,500	1,323,075
HP, Inc.	91,600	1,904,364
Konica Minolta, Inc. (Japan)	1,500	14,656
NEC Corp. (Japan)	810	31,976
Ricoh Co. Ltd. (Japan)	2,200	22,020
Seiko Epson Corp. (Japan)	900	14,260
Xerox Corp.	54,100	1,915,681
		20,306,181
Textiles, Apparel & Luxury Goods 0.5%
adidas AG (Germany)	578	178,589
Burberry Group PLC (United Kingdom)	1,327	31,419
Capri Holdings Ltd.*	19,938	691,450

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Cie Financiere Richemont SA (Switzerland)	1,686	$ 142,940
Deckers Outdoor Corp.*	800	140,776
EssilorLuxottica SA (France)	908	118,418
Hermes International (France)	99	71,452
Hugo Boss AG (Germany)	205	13,630
Kering SA (France)	243	143,406
LVMH Moet Hennessy Louis Vuitton SE (France)	892	379,799
Moncler SpA (Italy)	580	24,885
Pandora A/S (Denmark)	342	12,148
Puma SE (Germany)	265	17,683
Steven Madden Ltd.	2,637	89,526
Swatch Group AG (The) (Switzerland)	95	27,163
Swatch Group AG (The) (Switzerland)	222	12,042
Tapestry, Inc.	82,346	2,612,839
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	2,500	6,850
		4,715,015
Thrifts & Mortgage Finance 0.1%
Essent Group Ltd.*	5,589	262,627
Federal Agricultural Mortgage Corp. (Class C Stock)	600	43,596
Flagstar Bancorp, Inc.	299	9,909
Merchants Bancorp	213	3,627
MGIC Investment Corp.*	22,430	294,730
OP Bancorp	2,872	31,133
Radian Group, Inc.	12,400	283,340
Sterling Bancorp, Inc.	5,642	56,251
Walker & Dunlop, Inc.	2,178	115,891
		1,101,104
Tobacco 0.8%
Altria Group, Inc.	38,600	1,827,710
British American Tobacco PLC (United Kingdom)	7,291	254,915
Imperial Brands PLC (United Kingdom)	3,065	71,945
Japan Tobacco, Inc. (Japan)	3,873	85,473
Philip Morris International, Inc.	59,536	4,675,362
Swedish Match AB (Sweden)	562	23,720
Universal Corp.	700	42,539
		6,981,664
Trading Companies & Distributors 0.4%
AerCap Holdings NV (Ireland)*	426	22,156
Applied Industrial Technologies, Inc.	1,389	85,465

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors (cont’d.)
Ashtead Group PLC (United Kingdom)	1,525	$ 43,744
BMC Stock Holdings, Inc.*	14,243	301,952
Brenntag AG (Germany)	500	24,656
Bunzl PLC (United Kingdom)	1,092	28,818
Ferguson PLC	756	53,818
Foundation Building Materials, Inc.*	1,500	26,670
Herc Holdings, Inc.*	1,400	64,162
ITOCHU Corp. (Japan)	4,400	84,212
Marubeni Corp. (Japan)	5,100	33,836
Mitsubishi Corp. (Japan)	4,400	116,176
Mitsui & Co. Ltd. (Japan)	5,300	86,444
MonotaRO Co. Ltd. (Japan)	400	9,806
Rush Enterprises, Inc. (Class A Stock)	2,500	91,300
Sumitomo Corp. (Japan)	3,800	57,695
Toyota Tsusho Corp. (Japan)	650	19,764
United Rentals, Inc.*	6,000	795,780
Veritiv Corp.*	2,500	48,550
WESCO International, Inc.*	31,300	1,585,345
		3,580,349
Transportation Infrastructure 0.1%
Aena SME SA (Spain), 144A	217	43,028
Aeroports de Paris (France)	96	16,945
Atlantia SpA (Italy)	1,588	41,403
Auckland International Airport Ltd. (New Zealand)	3,141	20,747
Fraport AG Frankfurt Airport Services Worldwide (Germany)	134	11,538
Getlink SE (France)	1,419	22,726
Japan Airport Terminal Co. Ltd. (Japan)	200	8,556
Kamigumi Co. Ltd. (Japan)	300	7,109
Macquarie Infrastructure Corp.	10,900	441,886
SATS Ltd. (Singapore)	2,000	7,714
Sydney Airport (Australia)	3,560	20,096
Transurban Group (Australia)	8,682	89,917
		731,665
Water Utilities 0.0%
Artesian Resources Corp. (Class A Stock)	405	15,054
Middlesex Water Co.	200	11,850
Severn Trent PLC (United Kingdom)	765	19,887
SJW Group	3,200	194,464
United Utilities Group PLC (United Kingdom)	2,202	21,882
		263,137

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Wireless Telecommunication Services 0.3%
1&1 Drillisch AG (Germany)	172	$ 5,750
KDDI Corp. (Japan)	5,700	144,930
Millicom International Cellular SA (Colombia), SDR	213	11,990
NTT DOCOMO, Inc. (Japan)	4,304	100,386
Shenandoah Telecommunications Co.	6,995	269,447
Softbank Corp. (Japan)	5,500	71,447
SoftBank Group Corp. (Japan)	5,060	242,849
Tele2 AB (Sweden) (Class B Stock)	1,611	23,518
T-Mobile US, Inc.*	24,312	1,802,492
Vodafone Group PLC (United Kingdom)	85,191	139,719
		2,812,528

Total Common Stocks (cost $487,228,396)		560,379,501
Exchange-Traded Fund 0.1%
iShares MSCI EAFE ETF(a) (cost $493,100)	9,400	617,862
Preferred Stocks 0.0%
Automobiles 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	180	11,186
Porsche Automobil Holding SE (Germany) (PRFC)	496	32,251
Volkswagen AG (Germany) (PRFC)	601	101,307
		144,744
Banks 0.0%
Citigroup Capital XIII 8.953%	3,000	82,770
Capital Markets 0.0%
State Street Corp., 5.350%	5,000	132,250
Chemicals 0.0%
FUCHS PETROLUB SE (Germany) (PRFC)	227	8,929
Health Care Equipment & Supplies 0.0%
Sartorius AG (Germany) (PRFC)	115	23,603

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
Household Products 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	575	$ 56,188
Total Preferred Stocks (cost $394,087)		448,484

	Units
Rights* 0.0%
Construction & Engineering 0.0%
ACS Actividades de Construccion y Servicios SA (Spain)	810	1,271
Oil, Gas & Consumable Fuels 0.0%
Repsol SA (Spain)	4,531	2,513
Total Rights (cost $3,906)		3,784

	Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities 4.6%
Automobiles 1.9%
AmeriCredit Automobile Receivables Trust,
Series 2018-01, Class C	3.500%	01/18/24	300	308,039
Series 2019-01, Class B	3.130	02/18/25	100	101,860
Series 2019-01, Class C	3.360	02/18/25	200	204,898
Series 2019-02, Class C	2.740	04/18/25	300	301,262
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-01A, Class A, 144A	2.500	07/20/21	1,138	1,139,025
Series 2015-02A, Class A, 144A	2.630	12/20/21	400	401,015
Series 2018-01A, Class A, 144A	3.700	09/20/24	400	416,953
Series 2018-02A, Class A, 144A	4.000	03/20/25	300	317,070
Series 2019-02A, Class A, 144A	3.350	09/22/25	616	634,879
Drive Auto Receivables Trust,
Series 2018-01, Class B	2.880	02/15/22	89	89,088
Series 2019-03, Class B	2.650	02/15/24	200	200,714
Enterprise Fleet Financing LLC,
Series 2016-02, Class A2, 144A	1.740	02/22/22	19	19,292
Series 2017-01, Class A2, 144A	2.130	07/20/22	154	153,762
Ford Credit Auto Owner Trust,
Series 2017-01, Class A, 144A	2.620	08/15/28	1,564	1,582,584
Series 2017-02, Class A, 144A	2.360	03/15/29	500	501,112

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Automobiles (cont’d.)
Ford Credit Auto Owner Trust, (cont’d.)
Series 2018-01, Class A, 144A	3.190%	07/15/31	200	$ 206,142
Series 2018-02, Class A, 144A	3.470	01/15/30	616	645,220
Ford Credit Floorplan Master Owner Trust,
Series 2017-03, Class A	2.480	09/15/24	996	1,007,140
Series 2018-02, Class A	3.170	03/15/25	2,100	2,174,250
Series 2019-02, Class A	3.060	04/15/26	200	206,144

GM Financial Consumer Automobile Receivables Trust, Series 2018-04, Class C	3.620	06/17/24	100	103,070
GMF Floorplan Owner Revolving Trust, Series 2019-02, Class A, 144A	2.900	04/15/26	900	919,283
OneMain Direct Auto Receivables Trust,
Series 2017-01A, Class A, 144A	2.160	10/15/20	15	14,534
Series 2017-02A, Class B, 144A	2.550	11/14/23	900	898,670
Series 2017-02A, Class C, 144A	2.820	07/15/24	200	200,286
Series 2018-01A, Class A, 144A	3.430	12/16/24	900	912,667
Series 2019-01A, Class A, 144A	3.630	09/14/27	1,280	1,323,885
Santander Drive Auto Receivables Trust,
Series 2018-02, Class C	3.350	07/17/23	170	171,611
Series 2018-05, Class C	3.810	12/16/24	400	408,305

Toyota Auto Loan Extended Note Trust, Series 2019-01A, Class A, 144A	2.560	11/25/31	1,000	1,011,719
World Omni Select Auto Trust,
Series 2018-01A, Class B, 144A	3.680	07/15/23	370	378,742
Series 2018-01A, Class C, 144A	3.860	01/15/25	440	453,247
				17,406,468
Collateralized Loan Obligations 1.0%
ALM Ltd. (Cayman Islands), Series 2013-08A, Class A1R, 144A, 3 Month LIBOR + 1.490%	4.087(c)	10/15/28	250	249,964
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260%	3.861(c)	07/16/29	250	249,390
Battalion CLO Ltd., Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070%	3.595(c)	05/17/31	1,000	986,364
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-01A, Class A, 144A, 3 Month LIBOR + 1.430%	4.022(c)	10/20/29	250	250,910

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 1.320%	3.912%(c)	01/20/32	750	$ 751,595
Carlyle US CLO Ltd. (Cayman Islands), Series 2017-01A, Class A1B, 144A, 3 Month LIBOR + 1.230%	3.822(c)	04/20/31	250	249,616
Cent CLO Ltd. (Cayman Islands), Series -C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030%	3.613(c)	04/30/31	1,000	989,134
OZLM Ltd. (Cayman Islands),
Series 2016-15A, Class A1, 144A, 3 Month LIBOR + 1.490%	4.082(c)	01/20/29	750	749,888
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050%	3.642(c)	04/20/31	1,500	1,484,731

Shackleton CLO Ltd. (Cayman Islands), Series 2015-07RA, Class A1, 144A, 3 Month LIBOR + 1.170%	3.767(c)	07/15/31	500	495,577
Sound Point CLO Ltd. (Cayman Islands), Series 2014-03RA, Class A1, 144A, 3 Month LIBOR + 1.250%	3.842(c)	10/23/31	750	746,816
TIAA CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200%	3.792(c)	07/20/31	250	248,546
Trinitas CLO Ltd. (Cayman Islands), Series 2016-04A, Class A1LR, 144A, 3 Month LIBOR + 1.180%	3.781(c)	10/18/31	1,000	993,106
Wellfleet CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200%	3.792(c)	10/20/31	500	496,957
				8,942,594
Consumer Loans 0.2%
OneMain Financial Issuance Trust,
Series 2017-01A, Class A2, 144A, 1 Month LIBOR + 0.800%	3.201(c)	09/14/32	600	601,240
Series 2018-01A, Class A, 144A	3.300	03/14/29	190	192,458

Oportun Funding X LLC, Series 2018-C, Class A, 144A	4.100	10/08/24	300	307,663

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans (cont’d.)

Oportun Funding XII LLC, Series 2018-D, Class A, 144A	4.150%	12/09/24	200	$ 205,661
Springleaf Funding Trust, Series 2017-AA, Class A, 144A	2.680	07/15/30	616	617,312
				1,924,334
Credit Cards 0.2%
Citibank Credit Card Issuance Trust,
Series 2017-A05, Class A5, 1 Month LIBOR + 0.620%	3.024(c)	04/22/26	400	402,554
Series 2018-A07, Class A7	3.960	10/13/30	1,200	1,332,491

Discover Card Execution Note Trust, Series 2017-A05, Class A5, 1 Month LIBOR + 0.600%	2.994(c)	12/15/26	300	301,402
				2,036,447
Equipment 0.2%
MMAF Equipment Finance LLC,
Series 2017-B, Class A4, 144A	2.410	11/15/24	300	302,131
Series 2017-B, Class A5, 144A	2.720	06/15/40	400	407,400
Series 2018-A, Class A4, 144A	3.390	01/10/25	300	309,822
Series 2018-A, Class A5, 144A	3.610	03/10/42	100	104,770
Series 2019-A, Class A5, 144A	3.080	11/12/41	400	411,528
				1,535,651
Home Equity Loans 0.0%
CDC Mortgage Capital Trust, Series 2002-HE03, Class M1, 1 Month LIBOR + 1.650%	4.054(c)	03/25/33	16	15,465
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-HE01, Class M1, 1 Month LIBOR + 0.900%	3.304(c)	07/25/32	12	11,961
Series 2002-NC04, Class M1, 1 Month LIBOR + 1.275%	3.679(c)	09/25/32	42	42,160

RASC Series Trust, Series 2004-KS02, Class MI1	4.710(cc)	03/25/34	22	22,010
				91,596

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Other 0.1%
Sierra Timeshare Receivables Funding LLC, Series 2018-02A, Class A, 144A	3.500%	06/20/35	300	$ 308,994
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800%	5.204(c)	06/25/24	780	780,000
				1,088,994
Residential Mortgage-Backed Securities 0.5%
CIT Mortgage Loan Trust, Series 2007-01, Class 1A, 144A, 1 Month LIBOR + 1.350%	3.780(c)	10/25/37	281	284,203
Credit Suisse Mortgage Trust,
Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150%	5.590(c)	12/26/46	489	490,975
Series 2018-RPL08, Class A1, 144A	4.125(cc)	07/25/58	368	372,569

Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB06, Class A3	3.649(cc)	07/25/35	31	30,840
CWABS, Inc., Asset-Backed Certificates, Series 2004-01, Class M1, 1 Month LIBOR + 0.750%	3.154(c)	03/25/34	124	124,210
Equity One Mortgage Pass-Through Trust, Series 2004-03, Class M1	4.498(cc)	07/25/34	38	39,836
Legacy Mortgage Asset Trust,
Series 2019-GS02, Class A1, 144A	3.750	01/25/59	193	194,890
Series 2019-GS04, Class A1, 144A	3.438	05/25/59	298	300,542
Series 2019-SL01, Class A, 144A	4.000(cc)	12/28/54	92	92,096
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A	2.750(cc)	01/25/61	314	315,364
Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62	172	174,391
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A	2.750(cc)	06/25/57	981	985,635
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600%	3.004(c)	02/25/57	574	572,409
Series 2017-06, Class A1, 144A	2.750(cc)	10/25/57	469	472,991
Series 2018-05, Class A1, 144A	3.250(cc)	07/25/58	182	185,733
Series 2018-06, Class A1A, 144A	3.750(cc)	03/25/58	351	360,402
				4,997,086
Student Loans 0.5%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A	2.680	09/25/42	392	391,950

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Student Loans (cont’d.)
Commonbond Student Loan Trust, (cont’d.)
Series 2018-AGS, Class A1, 144A	3.210%	02/25/44		295	$ 301,121
Series 2018-CGS, Class A1, 144A	3.870	02/25/46		179	185,438
Series 2018-CGS, Class A2, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	3.204(c)	02/25/46		163	162,277
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A	2.810	11/25/42		290	293,586
Series 2018-B, Class A2FX, 144A	3.540	05/26/43		500	512,216
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A	3.190	02/18/42		700	711,252
Series 2018-CA, Class A2, 144A	3.520	06/16/42		300	308,112
Series 2019-CA, Class A2, 144A	3.130	02/15/68		300	306,386

Navient Student Loan Trust, Series 2018-EA, Class A2, 144A	4.000	12/15/59		300	316,567
SLM Student Loan Trust, Series 2004-02X, Class A6, 3 Month EURIBOR + 0.550%	0.239(c)	07/25/39	EUR	400	439,791
SoFi Professional Loan Program LLC, Series 2019-B, Class A2FX, 144A	3.090	08/17/48		400	406,500
SoFi Professional Loan Program Trust,
Series 2018-B, Class A1FX, 144A	2.640	08/25/47		283	283,891
Series 2018-B, Class A2FX, 144A	3.340	08/25/47		400	410,599
					5,029,686

Total Asset-Backed Securities (cost $42,439,764)					43,052,856
Commercial Mortgage-Backed Securities 6.8%
BANK, Series 2017-BNK04, Class A3	3.362	05/15/50		1,000	1,048,816
BBCMS Mortgage Trust, Series 2018-C02, Class A4	4.047	12/15/51		1,351	1,486,726
Benchmark Mortgage Trust, Series 2018-B03, Class A4	3.761	04/10/51		1,138	1,229,490
Citigroup Commercial Mortgage Trust,
Series 2013-GC11, Class A3	2.815	04/10/46		99	100,668
Series 2014-GC21, Class A4	3.575	05/10/47		213	222,752
Series 2015-GC29, Class A3	2.935	04/10/48		410	421,872
Series 2015-P01, Class A4	3.462	09/15/48		600	631,801
Series 2017-P08, Class A3	3.203	09/15/50		1,000	1,036,471
Commercial Mortgage Trust,
Series 2013-CR08, Class A4	3.334	06/10/46		381	393,783
Series 2014-CR15, Class A2	2.928	02/10/47		118	117,916

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Commercial Mortgage Trust, (cont’d.)
Series 2014-CR18, Class A4	3.550%	07/15/47	400	$ 418,156
Series 2014-UBS04, Class A4	3.420	08/10/47	700	731,996
Series 2015-LC21, Class A3	3.445	07/10/48	700	735,891
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3	3.231	06/15/57	800	825,357
Series 2017-C08, Class A3	3.127	06/15/50	800	818,657

DBJPM Mortgage Trust, Series 2016-C01, Class A3A	3.015	05/10/49	800	822,855
Fannie Mae-Aces,
Series 2015-M10, Class A2	3.092(cc)	04/25/27	1,138	1,185,856
Series 2015-M17, Class A2	3.035(cc)	11/25/25	616	638,087
Series 2017-M01, Class A2	2.496(cc)	10/25/26	300	299,581
Series 2017-M04, Class A2	2.672(cc)	12/25/26	1,750	1,764,398
Series 2017-M08, Class A2	3.061(cc)	05/25/27	1,250	1,300,680
Series 2018-M04, Class A2	3.144(cc)	03/25/28	996	1,037,606
Series 2018-M10, Class A1	3.497(cc)	07/25/28	338	359,190
Series 2018-M10, Class A2	3.497(cc)	07/25/28	1,884	2,013,063
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO	1.535(cc)	05/25/22	2,661	90,683
Series K021, Class X1, IO	1.568(cc)	06/25/22	804	29,437
Series K025, Class X1, IO	0.954(cc)	10/25/22	1,345	32,137
Series K055, Class X1, IO	1.499(cc)	03/25/26	2,300	178,110
Series K064, Class AM	3.327(cc)	03/25/27	1,280	1,356,648
Series K068, Class AM	3.315	08/25/27	900	953,896
Series K069, Class A2	3.187(cc)	09/25/27	1,066	1,124,826
Series K069, Class AM	3.248(cc)	09/25/27	150	158,050
Series K070, Class A2	3.303(cc)	11/25/27	1,742	1,853,530
Series K070, Class AM	3.364	12/25/27	225	239,530
Series K072, Class A2	3.444	12/25/27	300	322,316
Series K074, Class A2	3.600	01/25/28	2,773	3,007,536
Series K075, Class AM	3.650(cc)	02/25/28	575	622,541
Series K076, Class A2	3.900	04/25/28	1,991	2,211,200
Series K076, Class AM	3.900	04/25/28	425	469,206
Series K077, Class A2	3.850(cc)	05/25/28	1,180	1,303,824
Series K077, Class AM	3.850(cc)	05/25/28	160	175,981
Series K079, Class AM	3.930	06/25/28	996	1,101,467
Series K080, Class AM	3.986(cc)	07/25/28	1,777	1,971,309
Series K083, Class A2	4.050(cc)	09/25/28	960	1,078,352
Series K083, Class AM	4.030(cc)	10/25/28	275	307,151
Series K086, Class A2	3.859(cc)	11/25/28	1,422	1,579,007
Series K086, Class AM	3.919(cc)	12/25/28	200	222,108
Series K087, Class AM	3.832(cc)	12/25/28	250	275,531
Series K157, Class A2	3.990(cc)	05/25/33	700	786,479

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K711, Class X1, IO	1.686%(cc)	07/25/19	216	$ 27
Series W5FX, Class AFX	3.336(cc)	04/25/28	380	397,289
GS Mortgage Securities Trust,
Series 2015-GC28, Class A4	3.136	02/10/48	400	413,498
Series 2018-GS10, Class A3	4.261(cc)	07/10/51	1,325	1,438,389
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class A3	3.139	06/15/45	6	6,145
Series 2012-LC09, Class A4	2.611	12/15/47	20	20,401
Series 2013-LC11, Class A4	2.694	04/15/46	91	92,011
Series 2017-JP07, Class ASB	3.241	09/15/50	400	414,540
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C08, Class A3	2.863	12/15/48	180	183,577
Series 2015-C23, Class A3	3.451	07/15/50	600	628,668
Series 2015-C25, Class A4	3.372	10/15/48	700	733,526
Series 2016-C29, Class A3	3.058	05/15/49	800	823,164
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3	2.531	08/15/49	1,300	1,293,075
Series 2019-H06, Class A3	3.158	06/15/52	1,250	1,284,243
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB	3.264	08/15/50	500	519,315
Series 2017-C05, Class A4	3.212	11/15/50	1,422	1,470,940
Series 2018-C09, Class A3	3.854	03/15/51	400	432,516
Series 2018-C14, Class A3	4.180	12/15/51	996	1,104,629
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A4	2.792	12/10/45	200	202,938
Series 2013-C05, Class A3	2.920	03/10/46	418	426,646
Series 2013-C06, Class A3	2.971	04/10/46	200	204,258
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS02, Class A4	3.498	07/15/58	800	841,579
Series 2016-C33, Class A3	3.162	03/15/59	1,280	1,322,649
Series 2016-C34, Class A3	2.834	06/15/49	800	809,207
Series 2016-C35, Class A3	2.674	07/15/48	1,200	1,204,335
Series 2016-NXS06, Class A3	2.642	11/15/49	1,500	1,501,278
Series 2017-C38, Class A4	3.190	07/15/50	700	723,688
Series 2018-C46, Class A3	3.888	08/15/51	1,050	1,140,011
Series 2018-C48, Class A4	4.037	01/15/52	1,707	1,877,652

Total Commercial Mortgage-Backed Securities (cost $60,176,283)				62,602,717

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds 10.5%
Aerospace & Defense 0.1%
Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.050%	06/15/25	164	$ 176,917
Embraer Overseas Ltd. (Brazil), Gtd. Notes, 144A	5.696	09/16/23	210	229,952
United Technologies Corp., Sr. Unsec’d. Notes	4.125	11/16/28	235	258,171
				665,040
Agriculture 0.1%
BAT Capital Corp. (United Kingdom), Gtd. Notes	3.222	08/15/24	810	815,319
Airlines 0.1%
American Airlines 2016-1 Class AA Pass-Through Trust, Pass-Through Certificates, Series AA	3.575	07/15/29	185	191,749
Continental Airlines 2001-1 Class A-1 Pass-Through Trust, Pass-Through Certificates	6.703	12/15/22	3	3,397
Continental Airlines 2009-2 Class A Pass-Through Trust, Pass-Through Certificates	7.250	05/10/21	74	74,872
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000	04/29/26	83	86,920
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821	02/10/24	47	51,773
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes	2.875	03/13/20	205	205,249
Sr. Unsec’d. Notes	3.400	04/19/21	200	203,010

United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	10/11/27	70	73,545
				890,515
Auto Manufacturers 0.4%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%	3.014(c)	04/12/21	80	80,069
Gtd. Notes, 144A	3.100	04/12/21	105	106,229
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A	3.100	05/04/20	200	201,065
Gtd. Notes, 144A	3.350	05/04/21	330	334,642

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)

Ford Motor Co., Sr. Unsec’d. Notes	5.291%	12/08/46	135	$ 125,572
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.336	03/18/21	206	207,058
Sr. Unsec’d. Notes	5.875	08/02/21	200	210,892
General Motors Co.,
Sr. Unsec’d. Notes	4.875	10/02/23	155	164,378
Sr. Unsec’d. Notes	6.250	10/02/43	95	101,129
Sr. Unsec’d. Notes	6.600	04/01/36	80	88,560
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%	3.442(c)	04/09/21	160	159,927
Gtd. Notes	3.550	04/09/21	120	121,747
Gtd. Notes	3.950	04/13/24	616	629,343

Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	2.850	01/15/21	565	566,105
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	3.875	11/13/20	215	219,568
Gtd. Notes, 144A	4.000	11/12/21	245	252,873
				3,569,157
Banks 3.3%
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.848	04/12/23	200	207,620
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125(ff)	–(rr)	350	352,188
Sr. Unsec’d. Notes	3.004(ff)	12/20/23	286	291,247
Sr. Unsec’d. Notes, GMTN	3.300	01/11/23	390	402,003
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	160	166,824
Sr. Unsec’d. Notes, MTN	3.499(ff)	05/17/22	604	615,640
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	1,585	1,677,799
Sr. Unsec’d. Notes, MTN	3.974(ff)	02/07/30	310	332,290
Sr. Unsec’d. Notes, MTN	4.125	01/22/24	882	943,326
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	350	382,269
Sub. Notes, MTN	4.450	03/03/26	365	393,705
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN	2.500	06/28/24	660	660,128
Sr. Unsec’d. Notes, MTN	2.900	03/26/22	300	304,592
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN	2.200	08/16/23	782	777,925
Sr. Unsec’d. Notes, MTN	2.950	01/29/23	170	173,559

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	4.375%	01/12/26	200	$ 206,974
Sr. Unsec’d. Notes, MTN	4.972(ff)	05/16/29	400	426,633

BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A, MTN	2.950	05/23/22	275	277,880
Capital One NA, Sr. Unsec’d. Notes	2.250	09/13/21	750	747,474
Citibank NA, Sr. Unsec’d. Notes	3.050	05/01/20	690	693,735
Citigroup, Inc.,
Jr. Sub. Notes, Series Q	5.950(ff)	–(rr)	280	287,930
Jr. Sub. Notes, Series R	6.125(ff)	–(rr)	150	154,125
Jr. Sub. Notes, Series T	6.250(ff)	–(rr)	105	115,320
Sr. Unsec’d. Notes	3.200	10/21/26	747	761,823
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	290	302,647
Sr. Unsec’d. Notes	3.700	01/12/26	200	210,540
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	1,500	1,586,951
Sub. Notes	4.400	06/10/25	767	818,577
Sub. Notes	4.450	09/29/27	195	210,094
Sub. Notes	4.750	05/18/46	55	62,208
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%	3.855(c)	02/04/21	200	198,328
Sr. Unsec’d. Notes	4.250	02/04/21	175	176,546
Sr. Unsec’d. Notes, GMTN	3.375	05/12/21	220	219,063

Discover Bank, Sr. Unsec’d. Notes	4.250	03/13/26	315	333,792
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M	5.375(ff)	–(rr)	265	265,331
Sr. Unsec’d. Notes	3.750	02/25/26	50	52,191
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	165	172,452
Sr. Unsec’d. Notes	3.850	01/26/27	410	428,530
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	120	128,701
Sr. Unsec’d. Notes	5.750	01/24/22	250	270,196
Sr. Unsec’d. Notes, Series D, MTN	6.000	06/15/20	220	227,319
Sub. Notes	6.750	10/01/37	275	359,686

HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	3.120(c)	05/18/21	345	345,273
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	6.053(c)	–(rr)	215	214,884
Sr. Unsec’d. Notes	2.950	10/01/26	210	213,770
Sr. Unsec’d. Notes	3.200	06/15/26	1,066	1,097,057
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	265	275,503
Sr. Unsec’d. Notes	3.702(ff)	05/06/30	145	152,884

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
JPMorgan Chase & Co., (cont’d.)
Sr. Unsec’d. Notes	3.782%(ff)	02/01/28	1,591	$ 1,686,635
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	796	858,666
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	250	278,759
Sub. Notes	3.875	09/10/24	90	94,620

JPMorgan Chase Bank NA, Sr. Unsec’d. Notes	3.086(ff)	04/26/21	750	754,215
Lloyds Bank PLC (United Kingdom),
Gtd. Notes	3.300	05/07/21	200	203,129
Gtd. Notes, 144A, MTN	5.800	01/13/20	195	198,480

Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750	01/11/27	300	305,447
Morgan Stanley,
Jr. Sub. Notes, Series H	5.450(ff)	–(rr)	125	124,688
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	45	47,008
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	1,173	1,230,642
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	370	393,314
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	240	265,502
Sr. Unsec’d. Notes, GMTN	5.500	07/28/21	60	63,748
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	1,536	1,599,360
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%	2.973(c)	04/30/21	370	371,030
Sr. Unsec’d. Notes, GMTN	3.200	04/30/21	1,394	1,418,754

State Bank of India (India), Sr. Unsec’d. Notes, 144A	4.375	01/24/24	310	323,947
State Street Corp., Jr. Sub. Notes, Series F	5.250(ff)	–(rr)	190	194,900
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes, 3 Month LIBOR + 0.350%	2.938(c)	01/17/20	290	290,385
				30,378,761
Beverages 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.700	02/01/36	150	164,545
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.000	01/17/43	120	116,931
Keurig Dr. Pepper, Inc., Gtd. Notes	3.551	05/25/21	190	194,095
				475,571

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials 0.1%
Griffon Corp., Gtd. Notes	5.250%	03/01/22	65	$ 64,675
Johnson Controls International PLC, Sr. Unsec’d. Notes	6.000	01/15/36	450	530,969
Owens Corning, Sr. Unsec’d. Notes	4.200	12/15/22	90	93,666
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.375	11/15/24	245	253,575
				942,885
Chemicals 0.2%
CF Industries, Inc., Gtd. Notes	5.375	03/15/44	90	84,402
CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	3.500	07/19/22	640	644,120
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	9.400	05/15/39	67	106,369
Sr. Unsec’d. Notes, 144A	4.800	05/15/49	75	80,872
Mosaic Co. (The),
Sr. Unsec’d. Notes	5.450	11/15/33	55	62,284
Sr. Unsec’d. Notes	5.625	11/15/43	60	66,022
SASOL Financing USA LLC (South Africa),
Gtd. Notes	5.875	03/27/24	200	216,729
Gtd. Notes	6.500	09/27/28	200	224,496

Union Carbide Corp., Sr. Unsec’d. Notes	7.500	06/01/25	100	120,586
				1,605,880
Commercial Services 0.2%
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700	11/01/23	1,166	1,168,100
Gtd. Notes, 144A	7.000	10/15/37	20	27,317

President & Fellows of Harvard College, Unsec’d. Notes	3.300	07/15/56	270	266,669
United Rentals North America, Inc.,
Gtd. Notes	4.875	01/15/28	200	204,000
Gtd. Notes	5.875	09/15/26	65	69,225
				1,735,311

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers 0.0%
Apple, Inc., Sr. Unsec’d. Notes	3.250%	02/23/26	330	$ 344,790
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.100	10/04/19	70	69,902
				414,692
Diversified Financial Services 0.3%
American Express Co., Sr. Unsec’d. Notes	3.375	05/17/21	1,024	1,043,338
Capital One Financial Corp., Sr. Unsec’d. Notes	2.500	05/12/20	375	375,389
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	2.342	11/15/20	500	497,626
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500	01/20/43	65	70,566
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN	5.250	02/06/12(d)	345	5,761
Sr. Unsec’d. Notes, MTN	6.875	05/02/18(d)	100	1,740
Private Export Funding Corp.,
Sr. Unsec’d. Notes, 144A	2.650	02/16/21	385	388,769
U.S. Gov’t. Gtd. Notes, Series GG	2.450	07/15/24	65	66,683

Synchrony Financial, Sr. Unsec’d. Notes	2.700	02/03/20	125	125,011
				2,574,883
Electric 0.8%
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350	10/01/36	115	154,888
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	5.950	05/15/37	120	154,901
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2	6.950	03/15/33	120	169,262
General Ref. Mortgage, Series Z	2.400	09/01/26	170	166,691

Commonwealth Edison Co., First Mortgage	3.750	08/15/47	754	781,429
Dominion Energy, Inc.,
Jr. Sub. Notes	3.071(cc)	08/15/24	800	806,455
Jr. Sub. Notes	4.104(cc)	04/01/21	400	409,511

DTE Electric Co., General Ref. Mortgage	3.750	08/15/47	622	650,878

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Duke Energy Carolinas LLC, First Mortgage	6.050%	04/15/38	55	$ 73,490
Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26	210	207,621
El Paso Electric Co., Sr. Unsec’d. Notes	6.000	05/15/35	135	164,548
Emera US Finance LP (Canada), Gtd. Notes	3.550	06/15/26	685	699,927
Enel Finance International NV (Italy), Gtd. Notes, 144A	2.875	05/25/22	500	503,960
Eversource Energy,
Sr. Unsec’d. Notes	4.500	11/15/19	90	90,608
Sr. Unsec’d. Notes, Series O	4.250	04/01/29	315	346,341

Exelon Generation Co. LLC, Sr. Unsec’d. Notes	5.200	10/01/19	225	226,364
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450	07/15/44	50	59,406
Florida Power & Light Co., First Mortgage	5.950	10/01/33	60	77,944
Iberdrola International BV (Spain), Gtd. Notes	6.750	09/15/33	30	37,058
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A	9.375	01/28/20	230	238,736
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	235	244,344

Monongahela Power Co., First Mortgage, 144A	4.100	04/15/24	280	298,758
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	4.881	08/15/19	100	100,262
Ohio Power Co.,
Sr. Unsec’d. Notes	4.000	06/01/49	160	172,370
Sr. Unsec’d. Notes	4.150	04/01/48	175	189,472

Public Service Co. of Colorado, First Mortgage	4.300	03/15/44	35	39,076
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.800	05/01/37	125	161,399
San Diego Gas & Electric Co., First Mortgage	4.150	05/15/48	230	239,655
Southwestern Public Service Co., First Mortgage	3.700	08/15/47	250	252,451
Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800	09/15/41	105	114,058
				7,831,863

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electronics 0.0%
FLIR Systems, Inc., Sr. Unsec’d. Notes	3.125%	06/15/21	150	$ 151,467
Engineering & Construction 0.0%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	198,900
Foods 0.3%
Conagra Brands, Inc., Sr. Unsec’d. Notes	3.800	10/22/21	902	927,130
General Mills, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.540%	3.141(c)	04/16/21	1,308	1,308,437
Kraft Heinz Foods Co.,
Gtd. Notes	4.375	06/01/46	60	57,007
Gtd. Notes	5.000	07/15/35	100	104,896

Mars, Inc., Gtd. Notes, 144A	3.950	04/01/49	275	295,884
				2,693,354
Forest Products & Paper 0.0%
Georgia-Pacific LLC, Gtd. Notes, 144A	5.400	11/01/20	40	41,574
International Paper Co.,
Sr. Unsec’d. Notes	6.000	11/15/41	30	35,165
Sr. Unsec’d. Notes	7.300	11/15/39	175	228,007
				304,746
Gas 0.2%
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	4.100	09/01/47	200	205,244
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	4.800	11/01/43	10	11,276
NiSource, Inc.,
Sr. Unsec’d. Notes	3.490	05/15/27	548	566,841
Sr. Unsec’d. Notes	4.800	02/15/44	40	44,604

Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29	740	774,331
				1,602,296

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Healthcare-Products 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes	2.900%	11/30/21		573	$ 582,494
Sr. Unsec’d. Notes	4.900	11/30/46		295	364,549

Becton, Dickinson & Co., Sr. Unsec’d. Notes	3.734	12/15/24		65	68,181
Medtronic Global Holdings SCA, Gtd. Notes	2.250	03/07/39	EUR	100	128,568
					1,143,792
Healthcare-Services 0.2%
Allina Health System, Unsec’d. Notes	3.887	04/15/49		115	120,712
Anthem, Inc.,
Sr. Unsec’d. Notes	4.625	05/15/42		45	48,985
Sr. Unsec’d. Notes	4.650	01/15/43		30	32,724

Ascension Health, Sr. Unsec’d. Notes	3.945	11/15/46		245	265,089
Duke University Health System, Inc., Sr. Unsec’d. Notes	3.920	06/01/47		95	103,955
Fresenius Medical Care U.S. Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125	10/15/20		75	76,035
HCA, Inc., Gtd. Notes	5.375	02/01/25		255	275,241
Kaiser Foundation Hospitals, Gtd. Notes	4.150	05/01/47		140	156,832
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200	02/01/22		20	20,328
Providence St Joseph Health Obligated Group, Unsec’d. Notes, Series H	2.746	10/01/26		50	49,826
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.500	02/15/24		355	372,144
					1,521,871
Home Builders 0.0%
Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.875	06/15/27		90	91,575
Insurance 0.1%
AXIS Specialty Finance LLC, Gtd. Notes	5.875	06/01/20		160	164,956

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	4.500%	06/15/49	115	$ 121,268
Gtd. Notes, 144A	7.000	03/15/34	180	235,940

Lincoln National Corp., Sr. Unsec’d. Notes	6.300	10/09/37	110	139,941
Markel Corp., Sr. Unsec’d. Notes	5.000	03/30/43	25	26,305
New York Life Insurance Co., Sub. Notes, 144A	6.750	11/15/39	110	156,647
Principal Financial Group, Inc., Gtd. Notes	4.625	09/15/42	15	16,585
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.270	05/15/47	240	259,867
Sub. Notes, 144A	6.850	12/16/39	22	31,182

Unum Group, Sr. Unsec’d. Notes	5.625	09/15/20	50	51,885
W.R. Berkley Corp., Sr. Unsec’d. Notes	6.150	08/15/19	90	90,349
				1,294,925
Lodging 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes	3.250	09/15/22	130	132,944
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	561	561,153
				694,097
Machinery-Diversified 0.0%
Wabtec Corp., Gtd. Notes	4.950	09/15/28	89	95,427
Xylem, Inc., Sr. Unsec’d. Notes	4.875	10/01/21	160	167,919
				263,346
Media 0.3%
AMC Networks, Inc., Gtd. Notes	5.000	04/01/24	215	221,181
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	05/01/47	120	126,623
Sr. Sec’d. Notes	6.384	10/23/35	110	129,185

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital, (cont’d.)
Sr. Sec’d. Notes	6.484%	10/23/45	172	$202,669

Comcast Corp., Gtd. Notes	3.969	11/01/47	19	19,901
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.150	08/15/24	740	750,216
CSC Holdings LLC, Gtd. Notes, 144A	5.375	07/15/23	300	308,250
Discovery Communications LLC, Gtd. Notes	2.800	06/15/20	542	543,085
Time Warner Cable LLC, Sr. Sec’d. Notes	5.500	09/01/41	140	146,779
Viacom, Inc., Sr. Unsec’d. Notes	5.250	04/01/44	65	70,880
Videotron Ltd. (Canada), Gtd. Notes	5.000	07/15/22	150	157,125
Walt Disney Co. (The), Gtd. Notes, 144A	7.625	11/30/28	125	169,026
				2,844,920
Mining 0.1%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43	280	349,865
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A	6.250(ff)	10/19/75	65	67,681
Newmont Goldcorp Corp., Gtd. Notes, 144A	3.625	06/09/21	110	112,010
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	7.500	07/27/35	95	124,450
				654,006
Miscellaneous Manufacturing 0.1%
Actuant Corp., Gtd. Notes	5.625	06/15/22	160	161,200
General Electric Co., Sr. Unsec’d. Notes, GMTN	6.000	08/07/19	172	172,564
Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29	450	460,538
				794,302

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Multi-National 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.125%	09/27/21	255	$ 252,769
Sr. Unsec’d. Notes	2.750	01/06/23	70	70,503
Sr. Unsec’d. Notes	3.250	02/11/22	65	66,163
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	2.400	10/26/22	150	150,430
Sr. Unsec’d. Notes	4.375	02/11/20	100	101,195
				641,060
Oil & Gas 0.7%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450	09/15/36	200	245,888
BP Capital Markets America, Inc., Gtd. Notes	3.790	02/06/24	518	548,471
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.400	06/15/47	368	399,361
Concho Resources, Inc.,
Gtd. Notes	3.750	10/01/27	1,000	1,034,768
Gtd. Notes	4.875	10/01/47	35	39,177

ConocoPhillips Holding Co., Sr. Unsec’d. Notes	6.950	04/15/29	150	201,685
Continental Resources, Inc., Gtd. Notes	4.500	04/15/23	754	792,214
Devon Energy Corp., Sr. Unsec’d. Notes	5.600	07/15/41	35	41,547
Encana Corp. (Canada),
Gtd. Notes	6.500	08/15/34	340	417,348
Gtd. Notes	6.500	02/01/38	50	61,234

EOG Resources, Inc., Sr. Unsec’d. Notes	3.900	04/01/35	120	126,113
Helmerich & Payne, Inc., Gtd. Notes	4.650	03/15/25	240	254,082
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.400	04/15/29	650	688,423
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.375	03/13/22	70	70,529
Gtd. Notes	5.500	01/21/21	310	313,565
Gtd. Notes	6.350	02/12/48	136	116,756
Gtd. Notes	6.500	06/02/41	170	150,790
Gtd. Notes, MTN	6.750	09/21/47	641	570,810
Gtd. Notes, MTN	6.875	08/04/26	230	232,852

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500%	04/28/20	200	$ 199,995
				6,505,608
Oil & Gas Services 0.1%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A	3.000	12/21/20	220	221,804
Sr. Unsec’d. Notes, 144A	3.900	05/17/28	336	349,652
Sr. Unsec’d. Notes, 144A	4.000	12/21/25	23	24,345

Schlumberger Investment SA, Gtd. Notes, 144A	3.300	09/14/21	75	76,490
				672,291
Packaging & Containers 0.1%
WestRock RKT LLC,
Gtd. Notes	4.000	03/01/23	782	812,372
Gtd. Notes	4.900	03/01/22	95	100,425
				912,797
Pharmaceuticals 0.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600	05/14/25	315	325,451
Sr. Unsec’d. Notes	4.500	05/14/35	235	242,424
Sr. Unsec’d. Notes	4.875	11/14/48	225	236,813

Allergan Funding SCS, Gtd. Notes	4.550	03/15/35	430	434,162
Bayer US Finance II LLC (Germany), Gtd. Notes, 144A	3.500	06/25/21	200	202,897
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A	4.125	06/15/39	70	75,489
Sr. Unsec’d. Notes, 144A	4.250	10/26/49	610	674,294

Cigna Corp., Gtd. Notes, 144A	4.375	10/15/28	1,422	1,534,146
CVS Health Corp.,
Sr. Unsec’d. Notes(a)	4.300	03/25/28	1,635	1,724,072
Sr. Unsec’d. Notes	4.780	03/25/38	100	104,317
Sr. Unsec’d. Notes	5.125	07/20/45	137	146,099
Sr. Unsec’d. Notes	5.300	12/05/43	35	37,941

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)

Express Scripts Holding Co., Gtd. Notes	4.500%	02/25/26	967	$ 1,043,525
Mylan NV, Gtd. Notes	5.250	06/15/46	230	214,535
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.400	09/23/21	832	830,978
				7,827,143
Pipelines 0.4%
Energy Transfer Operating LP,
Gtd. Notes	4.950	06/15/28	210	229,597
Gtd. Notes	5.300	04/15/47	500	521,532
Enterprise Products Operating LLC,
Gtd. Notes	4.200	01/31/50	345	352,774
Gtd. Notes	4.850	03/15/44	185	204,747
MPLX LP,
Sr. Unsec’d. Notes	4.500	04/15/38	175	176,681
Sr. Unsec’d. Notes	4.875	06/01/25	375	407,558
Sr. Unsec’d. Notes	5.200	03/01/47	20	21,497
Sr. Unsec’d. Notes	5.500	02/15/49	90	102,220

ONEOK Partners LP, Gtd. Notes	6.200	09/15/43	205	242,534
ONEOK, Inc., Gtd. Notes	4.950	07/13/47	50	52,669
Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.550	10/01/26	360	366,541
Spectra Energy Partners LP, Gtd. Notes	3.375	10/15/26	165	168,275
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.000	07/01/22	445	450,786
Sr. Unsec’d. Notes	5.300	03/01/48	20	18,556
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.850	03/01/48	20	21,391
Sr. Unsec’d. Notes	4.900	01/15/45	220	230,533
Sr. Unsec’d. Notes	5.400	03/04/44	175	193,201
				3,761,092
Real Estate Investment Trusts (REITs) 0.3%
Brandywine Operating Partnership LP, Gtd. Notes	4.550	10/01/29	450	474,431

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375%	04/15/26	175	$ 189,254
Simon Property Group LP, Sr. Unsec’d. Notes	3.375	03/15/22	30	30,813
Ventas Realty LP, Gtd. Notes	2.650	01/15/25	1,750	1,742,875
Welltower, Inc., Sr. Unsec’d. Notes	4.250	04/01/26	160	170,511
				2,607,884
Retail 0.2%
Dollar Tree, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%	3.288(c)	04/17/20	180	180,021
Home Depot, Inc. (The), Sr. Unsec’d. Notes	2.950	06/15/29	1,038	1,064,802
L Brands, Inc., Gtd. Notes	6.625	04/01/21	225	237,600
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875	01/15/22	45	45,793
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25	170	166,804
				1,695,020
Semiconductors 0.0%
Broadcom, Inc.,
Gtd. Notes, 144A	3.125	04/15/21	210	211,360
Gtd. Notes, 144A	3.125	10/15/22	160	161,007
				372,367
Software 0.1%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.625	10/15/20	151	153,230
Microsoft Corp.,
Sr. Unsec’d. Notes	4.000	02/12/55	295	331,626
Sr. Unsec’d. Notes	4.450	11/03/45	48	57,564

Oracle Corp., Sr. Unsec’d. Notes	4.300	07/08/34	145	164,994
				707,414

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications 0.5%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.400%	05/15/25	220	$ 226,161
Sr. Unsec’d. Notes	3.600	07/15/25	25	25,931
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.180%	3.616(c)	06/12/24	542	548,814
Sr. Unsec’d. Notes	3.800	02/15/27	240	249,762
Sr. Unsec’d. Notes	4.300	02/15/30	50	53,516
Sr. Unsec’d. Notes	4.850	03/01/39	1,680	1,803,028
Sr. Unsec’d. Notes	5.150	03/15/42	95	103,839
Sr. Unsec’d. Notes	5.250	03/01/37	60	67,338
Sr. Unsec’d. Notes	5.350	09/01/40	4	4,515

British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625	12/15/30	50	75,411
Sprint Communications, Inc., Gtd. Notes, 144A	7.000	03/01/20	150	153,750
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360	03/20/23	155	154,728
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	4.500	08/10/33	185	208,415
Sr. Unsec’d. Notes	4.862	08/21/46	711	827,810
				4,503,018
Transportation 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700	08/01/28	135	176,281
CSX Corp., Sr. Unsec’d. Notes	6.150	05/01/37	170	219,504
Norfolk Southern Corp.,
Sr. Unsec’d. Notes	2.903	02/15/23	97	98,976
Sr. Unsec’d. Notes	5.590	05/17/25	20	22,774
				517,535

Total Corporate Bonds (cost $93,778,939)				96,876,703
Municipal Bonds 0.3%
Alabama 0.0%
Alabama Economic Settlement Authority, Rev., Taxable BP Settlement, Series B	4.263	09/15/32	35	38,423

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California 0.1%
Bay Area Toll Authority, Revenue Bonds, BABs, Series F	6.263%	04/01/49	220	$ 329,859
State of California,
GO, BABs	7.300	10/01/39	210	315,662
GO, Taxable, BABs	7.500	04/01/34	15	22,641
				668,162
Illinois 0.1%
Chicago O’Hare International Airport, Revenue Bonds, BABs, Series B	6.395	01/01/40	160	226,354
State of Illinois,
GO Unlimited, Series A	5.000	10/01/22	35	38,221
GO Unlimited, Series D	5.000	11/01/22	710	776,903
				1,041,478
New Jersey 0.1%
New Jersey Turnpike Authority, Revenue Bonds, Taxable, BABs, Series F	7.414	01/01/40	165	255,247
New York 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue, Tax. Future, Revenue Bonds, BABs, Series B2	5.767	08/01/36	190	236,947
Ohio 0.0%
Ohio State University (The), Revenue Bonds, Taxable, BABs, Series C	4.910	06/01/40	65	80,705
Ohio State Water Development Auth. Wtr. Poll. Ctl. Rev., Revenue Bonds, Taxable, BABs, Series B2	4.879	12/01/34	45	52,592
				133,297
Oregon 0.0%
State of Oregon Department of Transportation, Revenue Bonds, Taxable, BABs, Series A	5.834	11/15/34	70	92,258
Pennsylvania 0.0%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs, Series B	5.511	12/01/45	80	105,432

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Virginia 0.0%
University of Virginia, Revenue Bonds, Taxable, Series C	4.179%	09/01/2117	80	$ 90,685

Total Municipal Bonds (cost $2,148,619)				2,661,929
Residential Mortgage-Backed Securities 1.0%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250	09/25/19	5	4,852
Banc of America Mortgage Trust, Series 2005-A, Class 2A1	4.503(cc)	02/25/35	19	19,779
Bellemeade Re Ltd.,
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700%	4.104(c)	10/25/27	96	97,045
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600%	4.004(c)	04/25/28	213	213,769
Series 2018-02A, Class M1A, 144A, 1 Month LIBOR + 0.950%	3.354(c)	08/25/28	98	98,097
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850%	4.254(c)	10/25/27	170	170,255
Series 2019-02A, Class M1A, 144A, 1 Month LIBOR + 1.000%	3.404(c)	04/25/29	410	410,470

Chase Mortgage Finance Trust, Series 2007-A01, Class 1A5	4.791(cc)	02/25/37	51	51,816
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000%	4.440(c)	12/25/57	407	408,736
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000%	4.440(c)	01/25/57	490	499,139
Series 2017-06, Class A1, 144A	3.015(cc)	06/25/57	619	618,952
Series 2017-08, Class A1, 144A	3.000(cc)	12/25/65	468	466,766
Credit Suisse Mortgage Trust,
Series 2018-11R, Class 1A1, 144A, 1 Month LIBOR + 1.400%	3.829(c)	08/25/37	180	179,590
Series 2018-RPL09, Class A, 144A	3.850(cc)	09/25/57	729	753,733

Eagle Re Ltd., Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700%	4.104(c)	11/25/28	200	200,000
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M11 Month LIBOR + 1.450%	3.854(c)	01/25/29	48	48,078

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2016-HQA04, Class M21 Month LIBOR + 1.300%	3.704%(c)	04/25/29	283	$ 283,896
Series 2017-DNA01, Class M11 Month LIBOR + 1.200%	3.604(c)	07/25/29	282	282,720
Series 2017-DNA03, Class M11 Month LIBOR + 0.750%	3.154(c)	03/25/30	845	846,525
Series 2019-HRP01, Class M1, 144A, 1 Month LIBOR + 0.750%	3.161(c)	02/25/49	100	100,000

Gosforth Funding PLC, Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.450%	2.971(c)	08/25/60	324	324,578
Holmes Master Issuer PLC, Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 0.360%	2.957(c)	10/15/54	354	354,367
JPMorgan Mortgage Trust, Series 2007-A01, Class 4A1	4.661(cc)	07/25/35	25	25,655
Lanark Master Issuer PLC, Series 2018-01A, Class 1A, 144A, 3 Month LIBOR + 0.420%	2.943(c)	12/22/69	210	210,024
LSTAR Securities Investment Trust,
Series 2018-02, Class A1, 144A, 1 Month LIBOR + 1.500%	3.940(c)	04/01/23	44	43,638
Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500%	3.940(c)	04/01/24	122	121,652

MetLife Securitization Trust, Series 2018-01A, Class A, 144A	3.750(cc)	03/25/57	180	187,844
Mill City Mortgage Loan Trust, Series 2019-01, Class A1, 144A	3.250(cc)	10/25/69	198	201,350
New Residential Mortgage Loan Trust,
Series 2018-01A, Class A1A, 144A	4.000(cc)	12/25/57	285	295,290
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.154(c)	01/25/48	235	234,510

OBX Trust, Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650%	3.054(c)	06/25/57	239	238,153
Seasoned Credit Risk Transfer Trust, Series 2019-02, Class MA	3.500	08/25/58	640	664,812
STACR Trust, Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750%	3.154(c)	09/25/48	237	236,962
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-01, Class 4A3	4.566(cc)	02/25/34	35	35,691

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

Washington Mutual Mortgage Pass-Through Certificates, Series 2005-01, Class 3A	5.000%	03/25/20		3	$ 3,152

Total Residential Mortgage-Backed Securities (cost $8,858,676)					8,931,896
Sovereign Bonds 0.8%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125	10/11/27		485	503,105
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	4.375	07/12/21		200	207,002
Sr. Unsec’d. Notes	7.375	09/18/37		100	136,001
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A	3.875	02/01/28		200	205,266
Sr. Unsec’d. Notes, EMTN	2.750	04/01/20		250	250,228

Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125	06/29/20		100	102,761
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375	03/29/21		280	298,872
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	350	450,121
Sr. Unsec’d. Notes	4.450	02/11/24		200	212,372
Sr. Unsec’d. Notes, EMTN	2.150	07/18/24	EUR	315	381,000
Sr. Unsec’d. Notes, EMTN	4.750	01/08/26		200	217,598

Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.250	02/24/20		200	200,043
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN	2.125	10/25/23		200	199,359
Sr. Unsec’d. Notes, 144A, MTN	2.625	04/20/22		400	405,102

Panama Government International Bond (Panama), Sr. Unsec’d. Notes	6.700	01/26/36		200	272,002
Province of Manitoba (Canada),
Sr. Unsec’d. Notes	2.125	06/22/26		100	99,138
Sr. Unsec’d. Notes, Series GX	2.600	04/16/24		135	138,387

Province of Quebec (Canada), Unsec’d. Notes, MTN	7.140(cc)	02/27/26		135	170,613
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A	3.875	04/23/23		200	209,760
Sr. Unsec’d. Notes, 144A	4.817	03/14/49		205	234,938
Sr. Unsec’d. Notes, 144A	5.103	04/23/48		200	238,250

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)

Republic of Poland Government International Bond (Poland), Sr. Unsec’d. Notes	3.000%	03/17/23		160	$ 164,320
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	300	390,594
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A	5.250	01/16/50		275	312,559
Sr. Unsec’d. Notes, 144A, MTN	2.375	10/26/21		205	204,627
Sr. Unsec’d. Notes, 144A, MTN	2.875	03/04/23		285	288,206
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25		200	212,750

Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A	2.500	06/08/22		200	201,808
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000	06/05/20		190	194,286
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	5.100	06/18/50		100	112,376

Total Sovereign Bonds (cost $6,875,946)					7,213,444
U.S. Government Agency Obligations 6.7%
Federal Home Loan Bank	5.500	07/15/36		135	188,426
Federal Home Loan Mortgage Corp.	2.000	01/01/32		143	141,897
Federal Home Loan Mortgage Corp.	3.000	06/01/29		197	201,813
Federal Home Loan Mortgage Corp.	3.000	02/01/32		220	224,569
Federal Home Loan Mortgage Corp.	3.000	01/01/37		174	176,956
Federal Home Loan Mortgage Corp.	3.000	01/01/47		581	588,411
Federal Home Loan Mortgage Corp.	3.500	03/01/32		601	621,842
Federal Home Loan Mortgage Corp.	3.500	12/01/45		2,045	2,111,609
Federal Home Loan Mortgage Corp.	3.500	12/01/47		2,793	2,879,387
Federal Home Loan Mortgage Corp.	4.000	06/01/26		54	56,258
Federal Home Loan Mortgage Corp.	4.000	09/01/26		50	52,322
Federal Home Loan Mortgage Corp.	4.000	11/01/39		222	234,115
Federal Home Loan Mortgage Corp.	4.000	02/01/41		364	384,552
Federal Home Loan Mortgage Corp.	4.000	04/01/42		285	300,528
Federal Home Loan Mortgage Corp.	4.000	09/01/44		1,105	1,157,621
Federal Home Loan Mortgage Corp.	4.000	12/01/45		573	599,537
Federal Home Loan Mortgage Corp.	4.000	05/01/46		863	909,510
Federal Home Loan Mortgage Corp.	4.500	10/01/39		193	207,101
Federal Home Loan Mortgage Corp.	4.500	10/01/46		377	397,618
Federal Home Loan Mortgage Corp.	5.000	04/01/34		15	15,926
Federal Home Loan Mortgage Corp.	5.000	05/01/34		31	33,537
Federal Home Loan Mortgage Corp.	5.000	10/01/35		40	43,574
Federal Home Loan Mortgage Corp.	5.500	12/01/33		30	32,688

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	5.500%	05/01/34	11	$ 11,729
Federal Home Loan Mortgage Corp.	5.500	07/01/34	65	71,661
Federal Home Loan Mortgage Corp.	5.500	05/01/37	10	11,694
Federal Home Loan Mortgage Corp.	5.500	10/01/37	22	24,431
Federal Home Loan Mortgage Corp.	6.000	01/01/34	28	31,049
Federal Home Loan Mortgage Corp.	7.000	10/01/31	1	810
Federal Home Loan Mortgage Corp.	7.000	05/01/32	19	21,170
Federal National Mortgage Assoc.	2.000	08/01/31	285	282,704
Federal National Mortgage Assoc.	2.500	04/01/28	656	661,389
Federal National Mortgage Assoc.	2.500	10/01/46	545	541,317
Federal National Mortgage Assoc.	3.000	TBA	2,500	2,519,287
Federal National Mortgage Assoc.	3.000	08/01/30	822	840,009
Federal National Mortgage Assoc.	3.000	11/01/36	378	385,343
Federal National Mortgage Assoc.	3.000	10/01/42	217	220,821
Federal National Mortgage Assoc.	3.000	01/01/43	395	401,896
Federal National Mortgage Assoc.	3.000	12/01/46	1,744	1,767,048
Federal National Mortgage Assoc.	3.000	02/01/47	625	633,404
Federal National Mortgage Assoc.	3.500	TBA	3,000	3,066,521
Federal National Mortgage Assoc.	3.500	02/01/33	446	461,449
Federal National Mortgage Assoc.	3.500	06/01/39	140	144,465
Federal National Mortgage Assoc.	3.500	05/01/42	1,438	1,492,198
Federal National Mortgage Assoc.	3.500	08/01/42	308	319,803
Federal National Mortgage Assoc.	3.500	08/01/42	370	383,793
Federal National Mortgage Assoc.	3.500	04/01/43	330	342,431
Federal National Mortgage Assoc.	3.500	04/01/43	611	634,718
Federal National Mortgage Assoc.	3.500	06/01/43	393	407,524
Federal National Mortgage Assoc.	3.500	06/01/45	1,178	1,215,001
Federal National Mortgage Assoc.	3.500	11/01/46	430	443,152
Federal National Mortgage Assoc.	3.500	05/01/48	533	548,080
Federal National Mortgage Assoc.	4.000	09/01/40	573	604,483
Federal National Mortgage Assoc.	4.000	04/01/42	744	784,698
Federal National Mortgage Assoc.	4.000	12/01/46	391	409,033
Federal National Mortgage Assoc.	4.000	09/01/47	336	350,455
Federal National Mortgage Assoc.	4.000	11/01/47	171	180,628
Federal National Mortgage Assoc.	4.000	04/01/48	1,944	2,021,065
Federal National Mortgage Assoc.	4.000	09/01/48	2,256	2,339,677
Federal National Mortgage Assoc.	4.500	10/01/33	34	36,059
Federal National Mortgage Assoc.	4.500	03/01/34	22	23,378
Federal National Mortgage Assoc.	4.500	09/01/39	161	172,774
Federal National Mortgage Assoc.	4.500	08/01/40	129	138,951
Federal National Mortgage Assoc.	4.500	02/01/44	196	210,757
Federal National Mortgage Assoc.	4.500	08/01/44	348	370,112
Federal National Mortgage Assoc.	4.500	01/01/45	344	369,007
Federal National Mortgage Assoc.	4.500	07/01/48	22	23,201
Federal National Mortgage Assoc.	4.500	07/01/48	585	614,691

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	5.000%	07/01/35	28	$ 31,094
Federal National Mortgage Assoc.	5.000	02/01/36	64	69,502
Federal National Mortgage Assoc.	5.500	06/01/33	12	13,096
Federal National Mortgage Assoc.	5.500	08/01/33	17	19,082
Federal National Mortgage Assoc.	5.500	09/01/33	37	40,945
Federal National Mortgage Assoc.	5.500	09/01/33	65	72,575
Federal National Mortgage Assoc.	5.500	01/01/34	27	29,576
Federal National Mortgage Assoc.	5.500	01/01/34	32	34,730
Federal National Mortgage Assoc.	5.500	07/01/34	45	49,846
Federal National Mortgage Assoc.	6.000	09/01/21	—(r)	414
Federal National Mortgage Assoc.	6.000	11/01/33	45	48,874
Federal National Mortgage Assoc.	6.000	01/01/34	9	10,702
Federal National Mortgage Assoc.	6.000	01/01/34	111	125,272
Federal National Mortgage Assoc.	6.000	02/01/34	13	14,458
Federal National Mortgage Assoc.	6.000	10/01/34	5	5,416
Federal National Mortgage Assoc.	6.000	10/01/34	6	6,257
Federal National Mortgage Assoc.	6.000	11/01/34	11	12,077
Federal National Mortgage Assoc.	6.000	11/01/34	27	29,511
Federal National Mortgage Assoc.	6.000	11/01/34	76	85,773
Federal National Mortgage Assoc.	6.000	01/01/35	12	13,320
Federal National Mortgage Assoc.	6.000	01/01/35	62	68,037
Federal National Mortgage Assoc.	6.000	02/01/35	55	62,195
Federal National Mortgage Assoc.	6.000	08/01/36	23	24,821
Federal National Mortgage Assoc.	6.000	08/01/38	7	7,838
Federal National Mortgage Assoc.	6.250	05/15/29	70	94,487
Federal National Mortgage Assoc.	6.500	05/01/24	12	12,927
Federal National Mortgage Assoc.	6.500	07/01/29	14	15,463
Federal National Mortgage Assoc.	6.500	07/01/32	15	16,156
Federal National Mortgage Assoc.	6.500	09/01/32	5	5,106
Federal National Mortgage Assoc.	6.500	04/01/33	14	15,752
Federal National Mortgage Assoc.	6.500	01/01/34	12	13,838
Federal National Mortgage Assoc.	6.500	01/01/34	22	24,343
Federal National Mortgage Assoc.	6.500	10/01/36	28	32,743
Federal National Mortgage Assoc.	6.500	09/01/37	73	84,798
Federal National Mortgage Assoc.	6.500	10/01/37	60	66,740
Federal National Mortgage Assoc.(k)	6.625	11/15/30	145	207,302
Federal National Mortgage Assoc.	7.000	06/01/32	15	16,966
Federal National Mortgage Assoc.(k)	7.125	01/15/30	452	655,600
Federal National Mortgage Assoc.	7.500	09/01/30	1	1,095
Federal National Mortgage Assoc.	8.000	12/01/23	1	1,068
Federal National Mortgage Assoc.	8.500	02/01/28	2	2,786
Government National Mortgage Assoc.	2.500	03/20/43	208	211,727
Government National Mortgage Assoc.	2.500	12/20/46	120	120,599
Government National Mortgage Assoc.	3.000	09/20/43	258	263,804
Government National Mortgage Assoc.	3.000	01/20/44	79	80,447

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	3.000%	03/15/45	261	$ 266,743
Government National Mortgage Assoc.	3.000	05/20/45	362	370,436
Government National Mortgage Assoc.	3.000	06/20/46	759	776,916
Government National Mortgage Assoc.	3.000	12/20/46	1,197	1,224,952
Government National Mortgage Assoc.	3.000	01/20/47	1,093	1,119,350
Government National Mortgage Assoc.	3.000	03/20/47	381	390,485
Government National Mortgage Assoc.	3.500	TBA	1,500	1,548,281
Government National Mortgage Assoc.	3.500	11/20/41	337	352,638
Government National Mortgage Assoc.	3.500	12/20/42	343	357,866
Government National Mortgage Assoc.	3.500	09/20/43	1,205	1,255,612
Government National Mortgage Assoc.	3.500	03/20/45	233	241,423
Government National Mortgage Assoc.	3.500	04/20/45	262	272,086
Government National Mortgage Assoc.	3.500	04/20/46	869	899,703
Government National Mortgage Assoc.	3.500	07/20/46	2,390	2,473,522
Government National Mortgage Assoc.	4.000	12/20/42	696	736,333
Government National Mortgage Assoc.	4.000	11/20/45	375	394,925
Government National Mortgage Assoc.	4.000	10/20/46	101	106,289
Government National Mortgage Assoc.	4.000	11/20/46	137	143,959
Government National Mortgage Assoc.	4.000	09/20/47	391	407,637
Government National Mortgage Assoc.	4.000	12/20/47	2,185	2,276,408
Government National Mortgage Assoc.	4.500	06/20/41	286	305,252
Government National Mortgage Assoc.	4.500	06/20/45	201	212,033
Government National Mortgage Assoc.	4.500	11/20/46	605	645,855
Government National Mortgage Assoc.	4.500	08/20/47	434	455,685
Government National Mortgage Assoc.	4.500	05/20/48	2,058	2,145,253
Government National Mortgage Assoc.	4.500	08/20/48	539	563,212
Government National Mortgage Assoc.	5.000	10/20/37	16	17,869
Government National Mortgage Assoc.	5.000	04/20/45	120	132,050
Government National Mortgage Assoc.	5.500	07/15/33	28	30,124
Government National Mortgage Assoc.	5.500	12/15/33	13	14,281
Government National Mortgage Assoc.	5.500	09/15/34	105	112,335
Government National Mortgage Assoc.	5.500	01/15/36	59	65,077
Government National Mortgage Assoc.	5.500	02/15/36	77	81,485
Government National Mortgage Assoc.	6.500	09/15/23	7	7,562
Government National Mortgage Assoc.	6.500	10/15/23	3	3,145
Government National Mortgage Assoc.	6.500	11/15/23	1	800
Government National Mortgage Assoc.	6.500	12/15/23	1	1,025
Government National Mortgage Assoc.	6.500	12/15/23	3	3,756
Government National Mortgage Assoc.	6.500	12/15/23	5	5,841
Government National Mortgage Assoc.	6.500	04/15/24	39	42,628
Government National Mortgage Assoc.	6.500	07/15/32	2	2,640
Government National Mortgage Assoc.	6.500	08/15/32	—(r)	364
Government National Mortgage Assoc.	6.500	08/15/32	1	795
Government National Mortgage Assoc.	6.500	08/15/32	2	1,810
Government National Mortgage Assoc.	6.500	08/15/32	12	13,938

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	7.000%	06/15/24	11	$ 11,432
Government National Mortgage Assoc.	7.000	05/15/31	7	7,578
Government National Mortgage Assoc.	7.500	04/15/29	1	647
Government National Mortgage Assoc.	7.500	12/15/29	3	3,012
Government National Mortgage Assoc.	8.000	08/15/22	1	775
Government National Mortgage Assoc.	8.000	12/15/22	2	2,158
Government National Mortgage Assoc.	8.000	12/15/22	4	4,456
Government National Mortgage Assoc.	8.000	06/15/25	19	20,530
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	3.000	06/30/25	315	330,746
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125	05/01/30	90	129,838

Total U.S. Government Agency Obligations (cost $61,076,488)				61,904,372
U.S. Treasury Obligations 7.6%
U.S. Treasury Bonds	3.000	02/15/49	95	104,337
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	01/15/29	2,028	2,134,771
U.S. Treasury Notes	1.375	04/30/21	325	322,601
U.S. Treasury Notes	2.000	05/31/24	2,235	2,261,279
U.S. Treasury Notes	2.125	05/31/26	48,055	48,858,419
U.S. Treasury Notes	2.375	05/15/29	1,722	1,779,512
U.S. Treasury Notes	2.500	12/31/20	12,472	12,592,822
U.S. Treasury Strips Coupon(k)	2.466(s)	11/15/30	789	615,991
U.S. Treasury Strips Coupon	2.553(s)	11/15/35	1,600	1,082,078
U.S. Treasury Strips Coupon	2.664(s)	08/15/30	746	586,631
U.S. Treasury Strips Coupon	2.783(s)	08/15/29	200	161,502
U.S. Treasury Strips Coupon	2.878(s)	05/15/31	200	154,038

Total U.S. Treasury Obligations (cost $70,005,350)				70,653,981

Total Long-Term Investments (cost $833,479,554)				915,347,529

Shares
Short-Term Investments 2.1%
Affiliated Mutual Funds 2.1%
PGIM Core Short-Term Bond Fund(w)	155,306	1,433,479

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Affiliated Mutual Funds (Continued)
PGIM Core Ultra Short Bond Fund(w)	13,902,625	$ 13,902,625
PGIM Institutional Money Market Fund (cost $3,462,012; includes $3,457,107 of cash collateral for securities on loan)(b)(w)	3,461,342	3,462,381
Total Affiliated Mutual Funds (cost $18,601,282)		18,798,485
Options Purchased*~ 0.0%
(cost $115,741)		161,649

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.0%
U.S. Treasury Bills (cost $288,608)	2.172%	09/19/19	290	288,661

Total Short-Term Investments (cost $19,005,631)				19,248,795
TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN (cost $852,485,185)				934,596,324

Options Written*~ (0.0)%
(premiums received $42,607)	(11,238)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 101.1% (cost $852,442,578)	934,585,086
Liabilities in excess of other assets(z) (1.1)%	(9,957,743)

Net Assets 100.0%	$924,627,343

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $(107,783) and (0.0)% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,406,903; cash collateral of $3,457,107 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2019.

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(r)	Less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward Commitment Contracts
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc. (proceeds receivable $246,465)	2.500%	TBA	08/13/19	(250)	$(247,891)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2 Year U.S. Treasury Notes Futures	Put	08/23/19	$107.00	98	196	$10,719
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$123.00	32	32	500
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$126.00	32	32	2,500
Eurodollar 1-Year Mid Curve Futures	Put	07/12/19	$ 97.75	45	113	281
Eurodollar 1-Year Mid Curve Futures	Put	07/12/19	$ 98.13	108	270	2,025
Eurodollar 1-Year Mid Curve Futures	Put	07/12/19	$ 98.25	45	113	2,250
Eurodollar 1-Year Mid Curve Futures	Put	08/16/19	$ 97.75	45	113	281
Eurodollar 1-Year Mid Curve Futures	Put	08/16/19	$ 98.25	45	113	6,469
Eurodollar 1-Year Mid Curve Futures	Put	09/13/19	$ 97.75	45	113	563
Eurodollar 1-Year Mid Curve Futures	Put	09/13/19	$ 98.25	45	113	9,000
Total Exchange Traded (cost $110,215)						$34,588

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	200	$ 2,065

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%	—	100	$ 974
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	577	8,355
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	561	8,098
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	1,402	19,003
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	2,784	39,580
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	2,820	41,091
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	561	7,832
Total OTC Traded (cost $4,126)							$126,998

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
30- Year Interest Rate Swap, 8/19/49 (cost $1,400)	Put	Citibank, N.A.	08/15/19	2.66%	3 Month LIBOR(Q)	2.66%(S)	125	$ 63
Total Options Purchased (cost $115,741)								$161,649
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$124.50	64	64	$ (1,000)
Eurodollar 1-Year Mid Curve Futures	Put	07/12/19	$ 97.88	108	270	(675)
Eurodollar 1-Year Mid Curve Futures	Put	07/12/19	$ 98.00	90	225	(563)
Eurodollar 1-Year Mid Curve Futures	Put	08/16/19	$ 98.00	90	225	(3,375)
Eurodollar 1-Year Mid Curve Futures	Put	09/13/19	$ 98.00	90	225	(5,625)
Total Options Written (premiums received $42,607)						$(11,238)
Futures contracts outstanding at June 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
87	2 Year U.S. Treasury Notes	Sep. 2019	$18,720,633	$ 106,372

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Futures contracts outstanding at June 30, 2019 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
470	5 Year U.S. Treasury Notes	Sep. 2019	$55,533,437	$ 729,043
200	30 Year U.S. Ultra Treasury Bonds	Sep. 2019	35,512,500	1,209,467
5	Euro STOXX 50 Index	Sep. 2019	197,059	1,300
1	FTSE 100 Index	Sep. 2019	93,583	(160)
8	Mini MSCI EAFE Index	Sep. 2019	769,320	7,649
11	S&P 500 E-Mini Index	Sep. 2019	1,619,310	26,217
1	TOPIX Index	Sep. 2019	143,858	413
				2,080,301
Short Positions:
1	10 Year Euro-Bund	Sep. 2019	196,423	(3,071)
327	10 Year U.S. Treasury Notes	Sep. 2019	41,845,781	(407,001)
60	10 Year U.S. Ultra Treasury Notes	Sep. 2019	8,287,500	(46,024)
102	20 Year U.S. Treasury Bonds	Sep. 2019	15,870,562	(620,589)
				(1,076,685)
				$ 1,003,616
Forward foreign currency exchange contracts outstanding at June 30, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 07/02/19	The Toronto-Dominion Bank	EUR	1,477	$1,682,755	$1,679,858	$—	$(2,897)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 07/02/19	Citibank, N.A.	EUR	1,477	$1,658,331	$1,679,858	$ —	$(21,527)
Expiring 08/02/19	The Toronto-Dominion Bank	EUR	1,477	1,687,016	1,684,247	2,769	—
				$3,345,347	$3,364,105	$2,769	$(21,527)
						$2,769	$(24,424)

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Forward rate agreements outstanding at June 30, 2019:
Notional Amount (000)#	Termination Date(5)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Forward Rate Agreements^:
16,000	07/15/19	—(3)	—(3)	$ (25,758)	$—	$ (25,758)	Citigroup Global Markets Inc.
44,100	07/24/19	—(4)	—(4)	(82,025)	—	(82,025)	Citigroup Global Markets Inc.
				$(107,783)	$—	$(107,783)
(1)	The Series pays the fixed rate and receives the floating rate.
(2)	The Series pays the floating rate and receives the fixed rate.
(3)	The Series pays or receives payments based on CMM102 minus 7 Year CMS minus 1.3655% upon termination.
(4)	The Series pays or receives payments based on CMM102 minus 7 Year CMS minus 1.3376% upon termination.
(5)	The Series may choose to terminate these agreements at any time prior to the stated termination date.
Interest rate swap agreements outstanding at June 30, 2019:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
EUR	715	05/11/24	0.050%(A)	1 Day EONIA(1)(A)	$ (7,891)	$ (18,801)	$ (10,910)
EUR	230	05/11/39	1.100%(A)	1 Day EONIA(1)(A)	(2,089)	(31,687)	(29,598)
	4,030	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	(53,034)	(53,034)
	1,726	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	(459)	17,221	17,680
	235	09/27/21	2.330%(A)	1 Day USOIS(1)(A)	(66)	(4,012)	(3,946)
	115	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(2,695)	(2,695)
	610	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	1,557	(12,858)	(14,415)
	1,469	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(1,707)	(33,510)	(31,803)
	375	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(3,436)	(8,844)	(5,408)
	850	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(1,674)	(20,726)	(19,052)
	5,400	03/29/24	1.949%(A)	1 Day USOIS(1)(A)	—	(102,775)	(102,775)
	500	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	(12,486)	(12,486)
	4,805	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	14,820	(120,412)	(135,232)
	3,435	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	6,488	(87,095)	(93,583)
	2,215	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	6,716	(63,665)	(70,381)
	1,605	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(75,996)	(75,996)
	1,309	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(922)	(89,786)	(88,864)
	1,545	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	1,219	(130,540)	(131,759)
	2,589	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	63	(219,460)	(219,523)
	4,325	01/08/26	2.210%(S)	3 Month LIBOR(1)(Q)	35,345	(127,007)	(162,352)
	125	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	(3,323)	(3,323)
	608	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(3,820)	(26,988)	(23,168)
	921	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	12,290	(12,387)	(24,677)

PGIM Balanced Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at June 30, 2019 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
390	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	$ 495	$ (7,480)	$ (7,975)
265	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(6,414)	(6,414)
655	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(362)	(20,977)	(20,615)
130	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	(4,072)	(4,072)
2,638	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(54,088)	(206,559)	(152,471)
892	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(1,704)	(72,806)	(71,102)
				$ 775	$(1,559,174)	$(1,559,949)

(1)	The Series pays the fixed rate and receives the floating rate.
(2)	The Series pays the floating rate and receives the fixed rate.

PGIM Jennison Equity Opportunity Fund
Schedule of Investments as of June 30, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 97.2%
Common Stocks
Aerospace & Defense 5.8%
Airbus SE (France)	22,254	$ 3,157,724
Boeing Co. (The)	13,247	4,822,040
Parsons Corp.*	118,384	4,363,634
United Technologies Corp.	34,693	4,517,029
		16,860,427
Airlines 1.7%
Delta Air Lines, Inc.	86,821	4,927,092
Banks 3.6%
Citigroup, Inc.	62,973	4,409,999
Pinnacle Financial Partners, Inc.	61,704	3,546,746
Wells Fargo & Co.	48,536	2,296,724
		10,253,469
Biotechnology 3.2%
Alexion Pharmaceuticals, Inc.*	30,395	3,981,137
BioMarin Pharmaceutical, Inc.*	37,484	3,210,505
Celgene Corp.*	20,761	1,919,147
		9,110,789
Capital Markets 4.5%
Goldman Sachs Group, Inc. (The)	20,381	4,169,953
Moelis & Co. (Class A Stock)	108,056	3,776,557
Morgan Stanley	112,180	4,914,606
		12,861,116
Communications Equipment 1.0%
Nokia OYJ (Finland), ADR(a)	549,790	2,754,448
Construction & Engineering 0.6%
Arcosa, Inc.	47,283	1,779,259
Construction Materials 1.9%
Summit Materials, Inc. (Class A Stock)*	281,296	5,414,948
Containers & Packaging 1.6%
Graphic Packaging Holding Co.	330,554	4,621,145

PGIM Jennison Equity Opportunity Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Diversified Consumer Services 2.3%
Houghton Mifflin Harcourt Co.*	466,439	$ 2,686,689
Laureate Education, Inc. (Class A Stock)*	246,909	3,878,940
		6,565,629
Diversified Telecommunication Services 0.9%
Inmarsat PLC (United Kingdom)	365,241	2,525,898
Electrical Equipment 1.7%
Emerson Electric Co.	50,964	3,400,318
GrafTech International Ltd.	127,979	1,471,759
		4,872,077
Electronic Equipment, Instruments & Components 1.2%
FLIR Systems, Inc.	64,012	3,463,049
Energy Equipment & Services 1.4%
TechnipFMC PLC (United Kingdom)	154,341	4,003,606
Entertainment 3.9%
Spotify Technology SA*	21,637	3,163,762
Viacom, Inc. (Class B Stock)	148,770	4,443,760
Walt Disney Co. (The)	25,530	3,565,009
		11,172,531
Equity Real Estate Investment Trusts (REITs) 3.0%
CoreCivic, Inc.	202,568	4,205,312
Weyerhaeuser Co.	167,857	4,421,353
		8,626,665
Food & Staples Retailing 1.9%
Walmart, Inc.	50,059	5,531,019
Food Products 1.9%
Mondelez International, Inc. (Class A Stock)	100,179	5,399,648
Health Care Providers & Services 1.3%
Cigna Corp.	23,012	3,625,541
Hotels, Restaurants & Leisure 6.7%
Extended Stay America, Inc., UTS	215,943	3,647,277

PGIM Jennison Equity Opportunity Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
International Game Technology PLC(a)	318,305	$ 4,128,416
MGM Resorts International	152,499	4,356,896
Playa Hotels & Resorts NV*	445,580	3,435,422
SeaWorld Entertainment, Inc.*	118,252	3,665,812
		19,233,823
Insurance 4.3%
Brighthouse Financial, Inc.*	57,418	2,106,666
Chubb Ltd.	27,095	3,990,823
MetLife, Inc.	93,056	4,622,092
RenaissanceRe Holdings Ltd. (Bermuda)	9,125	1,624,341
		12,343,922
Interactive Media & Services 4.6%
Alphabet, Inc. (Class C Stock)*	7,227	7,811,737
Facebook, Inc. (Class A Stock)*	28,546	5,509,378
		13,321,115
Internet & Direct Marketing Retail 0.6%
Qurate Retail, Inc.*	143,188	1,774,099
IT Services 0.9%
Verra Mobility Corp.*	204,404	2,675,648
Machinery 1.5%
Trinity Industries, Inc.	212,962	4,418,961
Media 3.3%
Comcast Corp. (Class A Stock)	100,115	4,232,862
Liberty Global PLC (United Kingdom) (Class C Stock)*	203,433	5,397,078
		9,629,940
Metals & Mining 4.7%
Agnico Eagle Mines Ltd. (Canada)	34,491	1,767,319
Barrick Gold Corp. (Canada)	356,687	5,624,954
Lundin Mining Corp. (Chile)	480,409	2,644,991
Teck Resources Ltd. (Canada) (Class B Stock)	150,582	3,472,421
		13,509,685

PGIM Jennison Equity Opportunity Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels 5.6%
Concho Resources, Inc.	40,369	$ 4,165,273
Diamondback Energy, Inc.	18,803	2,048,963
Noble Energy, Inc.	154,069	3,451,146
Valero Energy Corp.	53,457	4,576,454
WPX Energy, Inc.*	162,789	1,873,701
		16,115,537
Pharmaceuticals 4.8%
Allergan PLC	20,445	3,423,106
AstraZeneca PLC (United Kingdom), ADR	90,257	3,725,809
Bristol-Myers Squibb Co.	94,093	4,267,118
Pfizer, Inc.	56,948	2,466,987
		13,883,020
Professional Services 1.3%
Nielsen Holdings PLC	164,508	3,717,881
Road & Rail 1.6%
Union Pacific Corp.	27,923	4,722,059
Semiconductors & Semiconductor Equipment 3.7%
NVIDIA Corp.	18,180	2,985,701
QUALCOMM, Inc.	63,102	4,800,169
Silicon Laboratories, Inc.*	28,282	2,924,359
		10,710,229
Software 6.0%
BlackBerry Ltd. (Canada)*(a)	415,052	3,096,288
Microsoft Corp.	50,861	6,813,339
Teradata Corp.*	109,808	3,936,617
Verint Systems, Inc.*	65,315	3,512,641
		17,358,885
Textiles, Apparel & Luxury Goods 1.4%
Tapestry, Inc.	128,178	4,067,088
Tobacco 1.6%
Philip Morris International, Inc.	58,876	4,623,532

PGIM Jennison Equity Opportunity Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors 1.2%
Beacon Roofing Supply, Inc.*	95,285	$ 3,498,865

Total Long-Term Investments (cost $254,886,922)		279,972,645

Short-Term Investments 4.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	5,131,371	5,131,371
PGIM Institutional Money Market Fund (cost $6,803,063; includes $6,796,123 of cash collateral for securities on loan)(b)(w)	6,801,442	6,803,482

Total Short-Term Investments (cost $11,934,434)		11,934,853

TOTAL INVESTMENTS 101.3% (cost $266,821,356)		291,907,498
Liabilities in excess of other assets (1.3)%		(3,708,318)

Net Assets 100.0%		$ 288,199,180

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,658,112; cash collateral of $6,796,123 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

PGIM Jennison Growth Fund
Schedule of Investments as of June 30, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 99.2%
Common Stocks
Aerospace & Defense 5.1%
Airbus SE (France)	390,779	$ 55,449,452
Boeing Co. (The)	396,677	144,394,395
Safran SA (France)	507,870	74,479,993
		274,323,840
Automobiles 1.1%
Tesla, Inc.*(a)	275,692	61,606,134
Banks 0.9%
JPMorgan Chase & Co.	428,434	47,898,921
Beverages 0.8%
Constellation Brands, Inc. (Class A Stock)	206,337	40,636,009
Biotechnology 4.2%
Alexion Pharmaceuticals, Inc.*	528,534	69,227,383
BioMarin Pharmaceutical, Inc.*	510,566	43,729,978
Exact Sciences Corp.*	148,810	17,565,533
Sage Therapeutics, Inc.*(a)	156,733	28,696,245
Vertex Pharmaceuticals, Inc.*	374,293	68,637,850
		227,856,989
Capital Markets 1.2%
S&P Global, Inc.	290,999	66,286,662
Entertainment 4.7%
Netflix, Inc.*	486,609	178,741,218
Walt Disney Co. (The)	523,725	73,132,959
		251,874,177
Equity Real Estate Investment Trusts (REITs) 1.2%
American Tower Corp.	151,090	30,890,351
Crown Castle International Corp.	247,784	32,298,644
		63,188,995
Food & Staples Retailing 2.0%
Costco Wholesale Corp.	418,028	110,468,079

PGIM Jennison Growth Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies 3.5%
Danaher Corp.	391,575	$ 55,963,899
Edwards Lifesciences Corp.*	309,618	57,198,830
Intuitive Surgical, Inc.*	148,366	77,825,385
		190,988,114
Health Care Providers & Services 0.6%
Guardant Health, Inc.*	116,185	10,030,251
UnitedHealth Group, Inc.	82,265	20,073,483
		30,103,734
Hotels, Restaurants & Leisure 2.2%
Chipotle Mexican Grill, Inc.*	83,153	60,941,171
Marriott International, Inc. (Class A Stock)(a)	398,522	55,908,651
		116,849,822
Interactive Media & Services 10.8%
Alphabet, Inc. (Class A Stock)*	123,982	134,247,710
Alphabet, Inc. (Class C Stock)*	124,042	134,078,238
Facebook, Inc. (Class A Stock)*	1,053,721	203,368,153
Tencent Holdings Ltd. (China)	2,437,033	110,065,962
		581,760,063
Internet & Direct Marketing Retail 8.8%
Alibaba Group Holding Ltd. (China), ADR*(a)	860,119	145,747,164
Amazon.com, Inc.*	175,341	332,030,978
		477,778,142
IT Services 13.9%
Adyen NV (Netherlands), 144A*	86,868	67,106,985
FleetCor Technologies, Inc.*	311,313	87,432,256
Mastercard, Inc. (Class A Stock)	853,034	225,653,084
PayPal Holdings, Inc.*	830,765	95,089,362
Square, Inc. (Class A Stock)*	730,973	53,017,472
Twilio, Inc. (Class A Stock)*(a)	184,179	25,112,807
Visa, Inc. (Class A Stock)(a)	1,142,372	198,258,660
		751,670,626
Life Sciences Tools & Services 2.3%
Illumina, Inc.*	335,431	123,488,923

PGIM Jennison Growth Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Personal Products 1.8%
Estee Lauder Cos., Inc. (The) (Class A Stock)	543,424	$ 99,506,369
Pharmaceuticals 1.4%
AstraZeneca PLC (United Kingdom), ADR(a)	1,807,750	74,623,920
Road & Rail 1.8%
Uber Technologies, Inc.*(a)	624,623	28,970,015
Union Pacific Corp.	420,167	71,054,441
		100,024,456
Semiconductors & Semiconductor Equipment 5.0%
Broadcom, Inc.	218,281	62,834,369
NVIDIA Corp.	647,763	106,382,117
QUALCOMM, Inc.	992,785	75,521,155
Xilinx, Inc.	206,874	24,394,582
		269,132,223
Software 16.9%
Adobe, Inc.*	553,607	163,120,303
Microsoft Corp.	2,063,918	276,482,455
salesforce.com, Inc.*	1,405,069	213,191,119
SAP SE (Germany), ADR	218,497	29,890,390
ServiceNow, Inc.*	290,236	79,690,098
Splunk, Inc.*	468,976	58,973,732
Workday, Inc. (Class A Stock)*	449,884	92,487,153
Zoom Video Communications, Inc. (Class A Stock)*(a)	32,165	2,855,930
		916,691,180
Specialty Retail 1.2%
Home Depot, Inc. (The)	308,713	64,203,043
Technology Hardware, Storage & Peripherals 2.6%
Apple, Inc.	719,746	142,452,128
Textiles, Apparel & Luxury Goods 5.2%
Kering SA (France)	127,339	75,148,863

PGIM Jennison Growth Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Lululemon Athletica, Inc.*	498,935	$ 89,913,076
NIKE, Inc. (Class B Stock)	1,372,152	115,192,160
		280,254,099

Total Long-Term Investments (cost $2,681,347,988)		5,363,666,648

Short-Term Investments 7.2%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	31,054,527	31,054,527
PGIM Institutional Money Market Fund (cost $358,251,747; includes $357,347,751 of cash collateral for securities on loan)(b)(w)	358,204,846	358,312,307

Total Short-Term Investments (cost $389,306,274)		389,366,834

TOTAL INVESTMENTS 106.4% (cost $3,070,654,262)		5,753,033,482
Liabilities in excess of other assets (6.4)%		(345,012,669)

Net Assets 100.0%		$ 5,408,020,813

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $351,338,477; cash collateral of $357,347,751 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Series is available in each Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).